As filed with the Securities and Exchange Commission on March, 28 2001.

                     1933 Act Registration File No. 33-30975
                           1940 Act File No. 811-5875

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /_X_/
                           Pre-Effective Amendment No.        ___      /___/
                           Post-Effective Amendment No.       14       /_X_/

                                                              and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           Amendment No.                      16       /_X_/

                        THE CROWLEY PORTFOLIO GROUP, INC.
               (Exact Name of Registrant as Specified in Charter)

                   3201-B Millcreek Road, Wilmington, DE 19808
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (302) 994-4700

Robert A. Crowley, President               Copy to:
The Crowley Portfolio Group, Inc.          Bruce G. Leto, Esq.
3201-B Millcreek Road                      Stradley, Ronon, Stevens & Young, LLP
Wilmington, DE 19808                       2600 One Commerce Square
(Name and Address of Agent for Service)    Philadelphia, PA 19103-7098

It is proposed that this filing will become effective /X/ immediately upon filing pursuant to paragraph (b) /__/ on (_____________) pursuant to paragraph
(b) /__/ 60 days after filing pursuant to paragraph (a)(1) /__/ on (date) pursuant to paragraph (a)(1) /__/ 75 days after filing pursuant to paragraph
(a)(2) /__/ on (_____________) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box: /__/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        THE CROWLEY PORTFOLIO GROUP, INC.

                                   PROSPECTUS

                                 March 28, 2001





THE CROWLEY INCOME PORTFOLIO
Investing to maximize current income,
consistent with prudent risk

THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO
Investing to achieve a high total return, consistent with reasonable risk











                        THE CROWLEY PORTFOLIO GROUP, INC.
                              3201-B Millcreek Road
                              Wilmington, DE 19808
                                 (302) 994-4700







The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

28






                                TABLE OF CONTENTS
                                                                           Page


SUMMARY OF THE FUND.........................................................2
Investment Objectives and Strategies........................................2
Principal Investment Risks..................................................3
PAST PERFORMANCE............................................................4
FEES AND EXPENSES OF THE PORTFOLIOS.........................................8
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE.................................9
INVESTMENT OBJECTIVES AND POLICIES.........................................12
MAIN RISKS.................................................................16
Lower-Rated, High-Risk Securities..........................................16
Risks of Investing in Other Investment Companies...........................16
Underlying Funds...........................................................17
MANAGEMENT OF THE FUND.....................................................18
Investment Advisor.........................................................18
Portfolio Manager..........................................................19
GENERAL OPERATIONS.........................................................20
SHAREHOLDERS' INFORMATION..................................................20
Pricing of Portfolio Shares................................................20
Purchasing Shares..........................................................21
Redeeming Shares...........................................................22
Redemption Requirements....................................................22
When Signature Guarantees are Required.....................................23
Redemptions In-Kind........................................................23
SPECIAL PLANS..............................................................23
Retirement Plans...........................................................23
Exchange Privilege.........................................................24
DIVIDENDS, DISTRIBUTIONS AND TAXES.........................................24
FINANCIAL HIGHLIGHTS CROWLEY INCOME PORTFOLIO..............................26
FINANCIAL HIGHLIGHTS CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO..............27
ADDITIONAL INFORMATION.....................................................28

                        THE CROWLEY PORTFOLIO GROUP, INC.

SUMMARY OF THE FUND


The Crowley Portfolio Group, Inc. (the "Fund") currently offers two portfolios -- The Crowley Income Portfolio and The Crowley Diversified Management Portfolio (each a "Portfolio," and collectively, the "Portfolios"). Each Portfolio operates as a separate mutual fund and has its own investment objective and policies. There is no assurance that a Portfolio will achieve its objective.

Investment Objectives and Strategies


THE CROWLEY INCOME PORTFOLIO.
Objective:        The objective of The Crowley Income Portfolio (the
"Income Portfolio") is to maximize current income, consistent with prudent risk.

Strategy: The Income Portfolio invests primarily in a diversified portfolio of fixed income securities. The Income Portfolio also may invest its assets in all classes of securities including dividend paying common stocks which it believes have better income potential than fixed income securities. The investment advisor selects the Income Portfolio's diversified group of securities for their high yields relative to risk involved. The investment advisor analyzes trends in economic and market conditions by using a variety of technical and fundamental indicators. The trends are determined by the Income Portfolio's investment advisor's judgment in light of current and past general economic and market conditions. Some of the factors used in the analysis include: the direction of interest rates, trends in yields, fiscal and monetary policy, economic growth, inflation rates, industry trends and various moving averages.

Fixed income securities are more dependent upon interest rate movements than are stocks. When a general rising trend in the fixed income market is identified, the Income Portfolio will position itself in fixed income securities. If a general rising trend is identified in both the fixed income market and the equity market, the Income Portfolio will position itself in fixed income securities, preferred stocks, and high dividend paying stocks. The Income Portfolio's policy is to invest in fixed income securities which are short to intermediate term (generally 1 to 10 years) when interest rates are historically lower and intermediate to long term (generally 10 to 15 years) when interest rates are historically higher. It is generally expected that the range of maturities of obligations to be held by the Income Portfolio will be intermediate to long term (approximately 10 to 15 years). The Income Portfolio may invest up to 35% of its net assets in fixed income securities that are medium investment grade or lower (rated Baa or lower by Moody's, or BBB or lower by S&P, or are of comparable quality) (securities rated below Baa or BBB are commonly referred to as high-yield or "junk bonds").

THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO
Objective:        The objective of The Crowley Diversified Management Portfolio
(the "Diversified Management Portfolio") is high total return consistent with reasonable risk.

Strategy: The Diversified Management Portfolio concentrates (invests 25% and up to 100% of the value of its assets) in shares of other registered investment companies and makes other investments in accordance with its investment policies. The Diversified Management Portfolio uses a variety of investment techniques and analyzes economic and market trends in an effort to generate a high total return. In choosing from among the available investment companies, the investment advisor considers among other things, the prior performance of the underlying investment company, its management, its performance in both up and down markets, the current composition of its portfolio and current investment philosophy. To achieve its objective, the Diversified Management Portfolio's holdings may include investments in open-end investment companies (including money market mutual funds), closed-end investment companies, cash, cash equivalents (such as repurchase agreements or certificates of deposit), stocks, bonds and other debt obligations, as well as a variety of option and futures transactions. The Diversified Management Portfolio may invest in investment companies that invest in foreign stocks and bonds and gold and silver mining companies. To further enhance the performance, the investment advisor may invest in so-called "sector funds" which, in general, concentrate their assets in one segment of the equity market. At fiscal year end, the three categories of investment companies in which the Diversified Management Portfolio was most heavily invested were Growth 41.45%, Growth/Income 11.20% and Balanced 10.21%.

Principal Investment Risks


Investing in securities has inherent risks, which could cause you to lose money. Some of the risks in investing in the Portfolios are:

 ...Stock Market Risk. Stock prices are subject to market, economic and business risks which may influence the value of the stock. Therefore, there is a risk that stock prices may decline in value causing an investor to lose money.

 ...Management Risk. The investment advisor makes all decisions regarding both Portfolios' investments. Therefore, the success of each Portfolio depends on the success of the investment advisor in evaluating, selecting, and monitoring each Portfolio's investments. Like all mutual funds, an investment in one of the Portfolios is subject to the risk that the investments chosen by the investment advisor may not perform as anticipated.

 ...Bond Market Risk. The Income Portfolio primarily invests in bonds. The underlying funds in which the Diversified Management Portfolio invests may also invest in bonds. The value of bonds are affected by changes in interest rates. When interest rates rise, bond prices fall (interest-rate risk). Conversely, when interest rates fall, bond prices rise. The length of a bond's maturity generally effects its level of risk and amount of yield. Usually, the longer a bond's maturity, the higher the risk and yield (maturity risk). A bond's value may also be affected by changes in an issuer's financial strength or on changes in the bond's credit rating (credit-quality risk).

 ...Lower-Rated, High Risk Fixed income Securities. Both Portfolios may invest in lower-rated, high risk fixed income securities, which have speculative characteristics. The underlying funds in which the Diversified Management Portfolio invests may also invest in these securities. These securities (commonly referred to as "junk bonds") are more sensitive to changes in economic and other conditions. Such changes would more readily affect the issuer's ability to make principal and interest payments than the issuer of higher-rated securities. These securities are subject to greater interest-rate risk and credit-quality risk than higher-rated fixed- income securities. Economic conditions, such as a period of rising interest rates, could adversely affect the market for these securities making it difficult for a Portfolio to sell them (liquidity risk). The absence of a market to sell these securities could decrease a Portfolio's share price.

 ...Expenses  of  Investing  in  Investment   Companies.   The  Diversified
Management Portfolio concentrates in the shares of registered investment companies. It is therefore directly affected by their performance. By investing in registered investment companies, the Diversified Management Portfolio indirectly pays a portion of the operating expenses, management expenses and brokerage costs of such companies as well as the expenses of its own operation. The Diversified Management Portfolio's investors indirectly may pay higher total operating expenses and other costs than they might if they owned the underlying investment companies directly. The Diversified Management Portfolio has the right to invest in investment companies that impose a sales load or sales charges. Although the Diversified Management Portfolio seeks to minimize such charges, they can reduce its investment results.

                                PAST PERFORMANCE

                          THE CROWLEY INCOME PORTFOLIO

The bar chart and table below show the Income Portfolio's annual return and its long-term performance. The bar chart shows how the Income Portfolio's return has changed from year to year. The table shows how the Income Portfolio's average annual returns for certain periods compare with those of a broad-based securities market index. The Income Portfolio is compared to the Lehman Brothers Intermediate Government/Corporate Index. The bar chart and table assumes that all dividends and capital gain distributions have been reinvested in new shares of the Income Portfolio. This information indicates the risks of investing in the Income Portfolio. Past performance is not necessarily an indication of how the Income Portfolio will perform in the future.

                          THE CROWLEY INCOME PORTFOLIO
                                  TOTAL RETURNS


                         FOR EACH YEAR ENDED DECEMBER 31

During the ten year period shown in the bar chart, the highest return for a quarter was 4.44% (quarter ending 09/30/91) and the lowest return for a quarter was - 1.83% (quarter ending 03/31/94).

     Average Annual Total Return (for the periods ending December 31, 2000)

                               Past 1 Year        Past 5 years     Past 10 years
                               -----------        ------------     -------------

The Crowley Income Portfolio      7.97%              5.16%             6.22%
Lehman Brothers Intermediate
Government/Corporate Index1      10.12%              6.11%             7.36%



1........The  Lehman  Brothers  Intermediate  Government  Corporate  Index  is a
duration weighted fixed income index comprised of U.S. Treasury, U.S. agency and U.S. corporate securities with a range of maturities of five to ten years. The index is used as a performance benchmark for fixed income securities portfolios with like duration and diversity.

                  THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO


The bar chart and table below show the Diversified Management Portfolio's annual return and its long-term performance. The bar chart shows how the Diversified Management Portfolio's return has changed from year to year. The table shows how the Diversified Management Portfolio's average annual returns for certain periods compare with those of a broad-based securities market index. The Diversified Management Portfolio is compared to Standard & Poor's 500 Index ("S&P 500 Index"). The bar chart and table assumes that all dividends and capital gain distributions have been reinvested in new shares of the Diversified Management Portfolio. This information indicates the risks of investing in the Diversified Management Portfolio. Past performance is not necessarily an indication of how the Diversified Management Portfolio will perform in the future.


                  THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO
                                  TOTAL RETURNS
                         FOR EACH YEAR ENDED DECEMBER 31

During the five year period shown in the bar chart, the highest return for a quarter was 15.41% (quarter ending 12/31/99) and the lowest return for a quarter was - 13.48% (quarter ending 09/30/98).

     Average Annual Total Return (for the periods ending December 31, 2000)

                                 Since Inception
                                              Past 1 Year       Past 5 Years      (Apr., 1995)
                                              -----------       ------------      ------------
The Crowley Diversified Management Portfolio    -10.47%            7.78%              8.22%

Standard & Poor's 500 Index 1                   -8.22%             18.34%            20.20%


1........The  S&P 500 Index is a  capitalization  weighted index of five hundred large capitalization stocks which is designed to measure broad domestic securities markets. The performance of the S&P 500 reflects the reinvestment of dividends and capital gains but does not reflect the deduction of any investment management fees.

FEES AND EXPENSES OF THE PORTFOLIOS


The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

Shareholder Fees (fees paid directly from your investment):  None
----------------


Annual Fund Operating Expenses (expenses deducted from Fund assets)*
-------------------------------

                                     The Crowley       The Crowley Diversified
                                  Income Portfolio       Management Portfolio

Management Fees                         0.60%                  1.00%

Distribution (12b-1) Fees               None                    None
Other Expenses                          0.77%                  0.86%
--------------                          ----                    ----
Total Annual Fund Operating             1.37%                  1.86%
                                        ====                    ====
Expenses

*........As a percentage of average annual net assets.

Examples

The Examples below are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 Year    3 Years    5 Years    10 Years

The Crowley Income Portfolio           $139       $434       $749       $1,646

The Crowley Diversified Management     $189       $585      $1,006      $2,180
Portfolio



MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


                          The Crowley Income Portfolio

The line graph depicted below for The Crowley Income Portfolio illustrates the performance of $10,000 in the Income Portfolio for the past ten fiscal years as compared to a broad-based index. The calculations depicted in the line graph assume a reinvestment of all distributions.




              PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE

     Average Annual Total Return (for the periods ending November 30, 2000)


                                Past 1 Year      Past 5 years     Past 10 Years
                                -----------      ------------     -------------
The Crowley Income Portfolio       5.32%             4.93%            6.16%

The line graph illustrates the past performance of the Income Portfolio as compared to the Lehman Brothers Intermediate Government/Corporate Index. The chart illustrates that a $10,000 investment in December of 1990 would be worth $18,174 for the Income Portfolio. The same investment would be worth $20,239 for the Lehman Brothers Intermediate Government/Corporate Index through November 30, 2000. The average annual total return table for the Income Portfolio appears below the line graph. Similarly, this table illustrates that the average annual total return for the Income Portfolio was 5.32%, 4.93% and 6.16% for the one, five, and ten year periods, respectively.

Sources:.LEHMAN BROTHERS INC.

The objective of the Income Portfolio is to maximize current income, consistent with prudent risk. The Income Portfolio has the flexibility to invest in several types of fixed income vehicles but the majority of its investments must be by definition investment grade, which means they must be in one of the four top ratings of certain nationally recognized statistical rating organizations. Since inception, the Income Portfolio has invested almost exclusively in high quality corporate bonds, government and government agency bonds. By investing in such bonds, the Income Portfolio has been able to reduce its exposure to the risk of default by any one issuer. Over the eleven years of operations, the Income Portfolio has not held any securities that have defaulted or missed a coupon payment.

A second area of risk management has been through the use of maturity length. Over the past eleven years, the investment advisor has taken a short to intermediate approach to maturities (approximately 1 to 10 years). By selecting bonds that mature or are callable in several years, the investment advisor attempts to control the price volatility of investments within the Income Portfolio. This should add an element of downside risk protection in the event that interest rates were to rise.

As of November 30, 2000, the dollar weighted average maturity was 14.2 years, as compared to 13.1 years as of November 30, 1999. The investment advisor has continued to maintain an investment position in preferred stocks. The Income Portfolio had a total return of 5.32% for the fiscal year ended November 30, 2000. By comparison, the Lehman Brothers Intermediate Government/Corporate Index had an investment return of 7.77% for the same period. This index may be comparable to the Income Portfolio, depending on maturity and duration during a given period.

Since December 1, 1990, the Income Portfolio produced an investment value of $18,174. The investment value of the Lehman Government/Corporate Index would have been $20,239. During the first six years, the Income Portfolio maintained a shorter weighted average maturity and has over the last five increased the weighted average maturity.

                  The Crowley Diversified Management Portfolio


The line graph depicted below for The Crowley Diversified Management Portfolio, illustrates the performance of $10,000 in the Diversified Management Portfolio from its inception on April 3, 1995, as compared to a broad-based index. The calculations depicted in the line graph assume a reinvestment of all distributions.





              PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE

Average Annual Total Return (for the periods ending November 30, 2000)

                                 Since Inception
                                   Past 1 Year    Past 5 Years     (Apr., 1995)
                                   -----------    ------------     ------------
The Crowley Diversified
Management Portfolio                 -6.20%           7.54%            7.80%


The line graph illustrates the past performance for the Diversified Management Portfolio as compared to the S&P 500 Index. The chart illustrates that a $10,000 investment in April of 1995 would have been worth $15,401 for the Diversified Management Portfolio and $29,788 for the S&P 500 Index through November 30, 2000 The average annual total return table for the one year period, five year periods and the period since inception to November 30, 2000 for the Diversified Management Portfolio appears below the line graph. The Diversified Management Portfolio's average annual total returns for the one year, five year and the period since inception to November 30, 2000 time periods were -6.20%, 7.54% and 7.80%, respectively.

Sources:.STANDARD AND POOR'S CORPORATION

The Diversified Management Portfolio seeks high total return consistent with reasonable risk. The Diversified Management Portfolio invests primarily in shares of other registered investment companies. Since inception in April of 1995, the Diversified Management Portfolio had an investment value of $15,401. Although there is not a readily available index for similar portfolios, which might be labeled a "Flexible Portfolio Funds Index," the Diversified Management Portfolio is being compared to the S&P 500 Index. During the same period, (April 3, 1995 through November 30, 2000), the S&P 500 Index produced an investment value of $29,788. During the fiscal year ended November 30, 2000, the Diversified Management Portfolio had a total return of -6.20%%. During the same period , the S&P 500 Index had a total return of -7.24%.

At year end the Diversified Management Portfolio had investments in 30 mutual funds in 7 different fund groups. The greatest weighting was that of the Growth category 41.45%, followed by Growth/Income 11.20%, Balanced 10.21%, Foreign Equity 9.57%, Global Equity 9.22%, Technology and Health Care 9.22%, and Aggressive Growth 7.95%. The International portion of the Diversified Management Portfolio was 18.79% of the Portfolio as of November 30, 2000. Management, over the next several years, intends to increase the number of different companies to approximately 50, while continuing to stay close to fully invested.

INVESTMENT OBJECTIVES AND POLICIES


Set forth below are the investment objectives and policies of each Portfolio.

THE CROWLEY INCOME PORTFOLIO

The Income Portfolio's objective is to maximize current income, consistent with prudent risk (i.e., reasonable risk to principal). The Income Portfolio primarily seeks to earn and pay its shareholders current income while limiting risk to principal through prudent investing (i.e., achieving maximum current income with reasonable risk to principal). The Income Portfolio seeks to achieve this objective by investing in a diversified portfolio of debt securities of domestic corporations, preferred stock, United States government securities, bankers' acceptances and certificates of deposit, repurchase agreements and convertible securities. From time to time, the Income Portfolio may also purchase dividend paying common stocks which the investment advisor believes, based upon historical returns, have better income potential than fixed income securities.

Fixed income securities will include debt securities and preferred stocks, some of which may have a call on common stock by means of a conversion privilege or attached warrants. Investment in corporate debt securities will meet a minimum rating of Ca by Moody's Investor Service, Inc. ("Moody's") or C by Standard & Poor's Corporation ("S&P") or, if not so rated, will have been issued by a corporation having outstanding indebtedness rated at least Ca or C, and dollar-denominated obligations of foreign issuers issued in the U.S. Only up to 35% of the Income Portfolio's assets may be invested in corporate debt securities rated Baa or below by Moody's or BBB or below by S&P, or that are of comparable quality. The remaining investments by the Income Portfolio in corporate debt securities must be made in securities rated at least A by Moody's or A by S&P, or be of comparable quality. However, if the rating attributed to a fixed income security that the Income Portfolio has purchased is reduced below the minimal accepted rating after being purchased, the Income Portfolio may nonetheless retain the security. The Income Portfolio may also invest up to 10% of its assets in sponsored or unsponsored American Depository Receipts.

In selecting corporate debt securities for the Income Portfolio, the investment advisor reviews and monitors the creditworthiness of each issuer and issue and also analyzes interest rate trends and specific developments that may affect individual issuers.

When the investment advisor anticipates a generally declining trend in fixed income securities markets, the investment advisor will begin to move more funds into cash and cash equivalents (high quality, short-term debt securities or instruments issued by corporations, financial institutions, or the U.S. government). If the investment advisor anticipates a prolonged or significant decline, then the Income Portfolio may place most, if not all, of its funds in cash and cash equivalents. The Income Portfolio may not achieve its objective during periods when a temporary defensive position is taken.

The Income Portfolio's investment advisor will attempt to monitor and respond to changing economic and market conditions and then, if necessary, reposition the Income Portfolio's assets, depending on the trend analysis. Trends are analyzed by using a variety of technical and fundamental indicators. The trends are determined by the Fund's investment advisor's judgment in light of current and past general economic and market conditions. Some of the factors used in the analysis include: the direction of interest rates, trends in yields, fiscal and monetary policy, economic growth, inflation rates, industry trends and various moving averages. Fixed income securities are more dependent upon interest rate movements than are stocks. When a general rising trend in the fixed income market is identified, the Income Portfolio will position itself in fixed income securities. If a general rising trend is identified in both the fixed income market and the equity market, the Income Portfolio will position itself in fixed income securities, preferred stocks, and high dividend paying stocks.

The Income Portfolio's policy is to invest in fixed income securities which are short to intermediate term (generally 1 to 10 years) when interest rates are historically lower and intermediate to long term (generally 10 to 15 years) when interest rates are historically higher. It is generally expected that the range of maturities of obligations to be held by the Income Portfolio will be intermediate to long term (approximately 10 to 15 years).

THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

The Diversified Management Portfolio's objective is high total return consistent with reasonable risk. The Diversified Management Portfolio seeks to achieve its investment objective by investing primarily in shares of other open-end registered investment companies. While it is the Diversified Management Portfolio's policy to invest primarily in registered investment companies, it may also utilize other investment vehicles. These include cash or cash equivalents (such as repurchase agreements or certificates of deposit), closed-end investment companies, stocks, bonds and other debt obligations. Further, the Diversified Management Portfolio, under normal circumstances, will not invest in a registered investment company that has a stated policy of investing more than 50% of its assets in derivatives, and will not invest more than 35% of its net assets in any registered investment company that may invest more than 35% of its net assets in bonds rated lower than Baa by Moody's or BBB by Standard & Poor's.

The Diversified Management Portfolio will invest only in investment companies that are registered. If a registered investment company in which the Diversified Management Portfolio invests ceases to remain registered, the Diversified
Management Portfolio will dispose of the securities of the non-registered investment company.

The Diversified Management Portfolio may invest in registered investment companies that are closed-end funds. After their initial public offering, the shares of closed-end funds frequently trade on the open market at a price per share which is less than the net asset value per share, the difference representing the "market discount" of such shares. Market discount may be due in part to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but rather are subject to the principles of supply and demand in the market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

Although the Diversified Management Portfolio intends primarily to purchase shares of closed-end funds which trade at a market discount and which the investment advisor believes present the opportunity for capital appreciation or increased income due in part to such market discount, there can be no assurance that the market discount on shares of any closed-end fund will ever decrease. In fact, it is possible that this market discount may increase or that the Diversified Management Portfolio may experience realized or unrealized capital losses due to further decline in the market price of the securities held in the portfolios of such closed-end funds, thereby adversely affecting the net asset value of the Diversified Management Portfolio's shares. Similarly, there can be no assurance that the shares of closed-end funds that trade at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Diversified Management Portfolio. Although no assurances can be given, the investment advisor believes that its market research and analysis and the diversification policies of the Diversified Management Portfolio will enable the Diversified Management Portfolio to avoid significant declines in the net asset value of the its shares due to losses related to an individual issuer.

The Diversified Management Portfolio must structure its investments in other investment company shares to comply with certain provisions of federal and state securities laws. The Diversified Management Portfolio and its affiliates currently may not hold more than 3% of an underlying fund's shares. In the event that the Diversified Management Portfolio holds more than 1% of an underlying fund's shares, the underlying fund is obligated to redeem only 1% of the underlying fund's outstanding securities during any period of less than 30 days. Consequently, any shares of an underlying fund held by the Diversified Management Portfolio in excess of 1% of the underlying fund's outstanding shares will be considered illiquid securities that, together with other such securities, may not exceed 10% of the Diversified Management Portfolio's net assets. When the Diversified Management Portfolio is more heavily concentrated in small investment companies, it may not be able to readily dispose of such investment company shares and may be forced to redeem its shares in-kind to redeeming Portfolio shareholders by delivering shares of investment companies that are held by the Diversified Management Portfolio. The Diversified Management Portfolio may be restricted in its ability to redeem because of the 1% limitation discussed above; however, shareholders who redeem their shares in-kind would not be so restricted. Applicable fundamental policies are reflected in the Diversified Management Portfolio's investment restrictions.

To achieve the Diversified Management Portfolio's investment objective, the investment advisor attempts to determine the prevailing trend in the equity market. The strategy consists of moving into those investments, which would most benefit from the prevailing trend. In choosing from among the available investment companies, the investment advisor considers among other things, the prior performance of the underlying investment company, its management, its performance in both up and down markets, the current composition of its portfolio and current investment philosophy.

The investment advisor attempts to monitor and respond to changing economic and market conditions as well as monitor the performance of the investments. When the investment advisor has identified a significant upward trend in a particular industry group, the Diversified Management Portfolio retains the right to invest in investment companies that concentrate in a particular industry sector. The Diversified Management Portfolio may invest in these investment companies, which tend to have greater fluctuations in value when compared to other categories of investment companies.

The Diversified Management Portfolio expects that it will select the investment companies in which it will invest based, in part, upon an analysis of the past and projected performance and investment structure of the investment companies. However, the Diversified Management Portfolio must consider other factors in the selection of the investment companies. These other factors include the investment company's size, shareholder services, liquidity, the investment objective and investment techniques, etc. The Diversified Management Portfolio may be affected by the losses of such underlying investment companies, and the level or risk arising from the investment practices of such investment companies (such as repurchase agreements, quality standards, or lending of securities). The Diversified Management Portfolio has no control over the risks taken by such investment companies. The Diversified Management Portfolio can also elect to redeem (subject to the 1% limitation discussed above) its investment in an underlying investment company (or sell it to the company as a closed-end one) if that action is considered necessary or appropriate.

In accordance with the federal securities laws that regulate mutual funds, if an underlying fund submits a matter to shareholders for a vote, the Diversified Management Portfolio will either vote the shares: (i) in accordance with instructions received from Diversified Management Portfolio shareholders; or
(ii) in the same proportion as the vote of all other holders of such securities.

MAIN RISKS

Lower-Rated, High-Risk Securities.

Each Portfolio may invest up to 35% of its net assets in fixed income securities that are medium investment grade or lower (rated Baa or lower by Moody's, or BBB or lower by S&P, or are of comparable quality). The Portfolios intend to invest in such securities in order to take advantage of additional investment opportunities that come to the attention of the investment advisor from time to time. Medium investment grade securities (those rated Baa by Moody's or BBB by S&P, or, if unrated, are of comparable quality) have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-rated fixed income securities. Securities rated below Baa by Moody's or BBB by S&P, are considered high-yield, high-risk securities, and are commonly referred to as "junk bonds." These bonds are predominately speculative and are subject to a substantial degree of credit risk. As of November 30, 2000, the Income Portfolio had 15.68% of its assets invested in bonds rated below BBB. Neither Portfolio will invest in fixed income securities that are of an investment grade either rated or considered lower than C by S&P or Ca by Moody's. However, the Portfolios may retain a fixed income security whose rating drops below the minimal acceptable rating after being purchased. Any additional investments in fixed income securities by the Portfolios must be high investment grade or better (rated A or better by Moody's and S&P, or of comparable quality).

Risks of Investing in Other Investment Companies.


The Diversified Management Portfolio, by investing in shares of investment companies, indirectly pays a portion of the operating expenses, management expenses and brokerage costs of such companies as well as the expense of operating the Portfolios. Thus, the Diversified Management Portfolio's investors may indirectly pay higher total operating expenses and other costs than they might pay by owning the underlying investment companies directly. The Diversified Management Portfolio attempts to identify investment companies that have demonstrated superior management in the past, thus possibly offsetting these factors by producing better results and/or lower costs and expenses than other investment companies. There can be no assurance that this result will be achieved.

Further, the Diversified Management Portfolio may invest in investment companies which concentrate (invest 25% or more of the value of their assets) in a particular industry. These companies tend to have greater fluctuation in value than other more diversified investment companies that have a broader range of investments. If the industry that a concentrated investment company invests in experiences a decline, the value of the concentrated investment company may decline, which may in turn negatively effect the price of the Diversified Management Portfolio's shares.


Underlying Funds.


The Diversified Management Portfolio may invest in underlying funds which may invest in various obligations and employ various investment techniques. The following describes some of the most common of such obligations and techniques.

Illiquid and Restricted Securities. An underlying fund may invest up to 15% of its net assets in illiquid securities for which there is no readily available market. Illiquid securities may include restricted securities the disposition of which would be subject to legal restrictions. During the time it takes to dispose of illiquid securities, the value of the securities (and therefore the value of the underlying fund's shares held by the Diversified Management Portfolio) could decline.

Foreign Securities. An underlying fund may invest its assets in securities of foreign issuers. There may be less publicly available information about these issuers than is available about companies in the U.S. and such information may be less reliable. Foreign securities are subject to heightened political, social and economic risks, including the possibility of expropriation, nationalization, confiscation, confiscatory taxation, exchange controls or other foreign governmental restrictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign companies are not subject to uniform global accounting, auditing and financial reporting standards, practices and requirements. Securities of some foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Securities trading practices abroad may offer less protection to investors. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of the underlying fund's portfolio, and, in turn, the Diversified Management Portfolio. All of these risks are heightened for investments in emerging markets.

Foreign Currency Transactions. In connection with its portfolio transactions in securities traded in a foreign currency, an underlying fund may enter into forward contracts to purchase or sell an agreed upon amount of a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. Although such contracts tend to minimize the risk of loss due to a change in the value of the subject currency, they tend to limit any potential gain which might result should the value of such currency change favorably during the contract period.

Industry Concentration. An underlying fund may concentrate its investments within one industry. Because investments within a single industry would all be affected by developments within that industry, a fund which concentrates in an industry is subject to greater risk than a fund which invests in a broader range of securities. In addition, the value of the shares of such an underlying fund may be subject to greater market fluctuation than an investment in a more diversified fund.

Loans Of Portfolio Securities. An underlying fund may lend its portfolio securities equal in value up to one-third of its total assets. The loan is secured continuously; however, loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

Short Sales. An underlying fund may sell securities short. In a short sale, the fund sells stock, which it does not own, making delivery with securities "borrowed" from a broker. The fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaced the borrowed security. The fund may be required to pay a premium, dividend or interest.

Risk Factors Regarding Options, Futures and Options on Futures. Successful use by an underlying fund of options on stock or bond indices, financial and currency futures contracts and related options, and currency options will be subject to the investment manager's ability to predict correctly movements in the direction of the securities and currency markets generally or of a particular segment. If an underlying fund's investment manager is not successful in employing such instruments in managing a fund's investments, the fund's performance will be worse than if it did not employ such strategies. In addition, a fund will pay commissions and other costs in connection with such investments, which may increase the fund's expenses and reduce the return. In writing options on futures, a fund's loss is potentially unlimited and may exceed the amount of the premium received.

Certain derivative positions may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any specific time. Thus, it may not be possible to close such a position and this could have an adverse impact on a fund. When trading options on foreign exchanges or in the OTC market many of the protections afforded to exchange participants will not be available and a secondary market may not exist.

Leverage Through Borrowing. An underlying fund may borrow to increase its holdings of portfolio securities. The underlying fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300%, even if disadvantageous. Leveraging will exaggerate the effect of any increase or decrease in the value of portfolio securities on the fund's net asset value, and money borrowed will be subject to interest costs and fees which may exceed the interest and gains, if any, received from the securities purchased with borrowed funds.

MANAGEMENT OF THE FUND


Investment Advisor.


The  investment  advisor  for each  Portfolio  is  Crowley  & Crowley  Corp.,  a corporation organized on August 28, 1989 under the laws of the state of Delaware, (the "Investment Advisor"), 3201-B Millcreek Road, Suite H, Wilmington, DE 19808. Since its inception in 1989, the principal business of the Investment Advisor has been to provide investment counsel and advice to investors. The Management Contracts provide that Crowley & Crowley Corp. shall supervise and manage each Portfolio's investments and shall determine each Portfolio's portfolio transactions, subject to periodic review and ratification by the Fund's Board of Directors (the "Board"). The Investment Advisor is responsible for selecting brokers and dealers to execute transactions for the Portfolios. The Board has also authorized the Investment Advisor and the Fund's officers to consider sales of Portfolio shares when allocating brokerage, subject to the policy of obtaining best price and execution on such transactions.

Pursuant to its Management Contract with each Portfolio, the Investment Advisor will manage the assets of each Portfolio in accordance with the stated objective, policies and restrictions of the Portfolio and manage the business affairs of the Fund (subject to the supervision of the Fund's Board of Directors and the Fund's officers). The Investment Advisor will also provide administrative and clerical services, keep certain books and records in connection with its services to the Fund and supervise the services rendered to the Fund by other persons. The Investment Advisor has also authorized any of its directors, officers and employees who have been elected as directors or officers of the Fund to serve in the capacities in which they have been elected. Services furnished by the Investment Advisor under the contracts may be furnished through the medium of any such directors and officers.

As compensation for its services as investment advisor, the Investment Advisor receives a fee, computed daily and payable monthly, at the annualized rate of 1.00% of the average daily net assets of The Crowley Diversified Management Portfolio and 0.60% of the average daily net assets of The Crowley Income Portfolio. The Investment Advisor pays all expenses incurred by it in rendering management services to the Fund including the costs of accounting, bookkeeping and data processing services provided in its role as administrator. Each Portfolio of the Fund bears its costs of operations. These expenses include, but are not limited to: the fee of the Investment Advisor, taxes, brokerage fees, fees associated with calculating the net asset value of each Portfolio daily, legal fees, custodian and auditing fees, and printing and other expenses which are not expressly assumed by the Investment Advisor under the Management Contracts. For the fiscal year ending November 30, 2000, The Crowley Income Portfolio and The Crowley Diversified Management Portfolio incurred expenses equal to 1.37%, and 1.86%, respectively, of average net assets.

The Investment Advisor, pursuant to the Management Contracts, also serves as the Portfolios' administrator. The Management Contracts provide that the Investment Advisor will furnish each Portfolio with office facilities, with any ordinary clerical and bookkeeping services not furnished by the custodian, or distributor and with Portfolio accounting services. Such services include the maintenance of the Fund's books and records of each Portfolio. The Advisor has not agreed to perform daily pricing for the Fund. The Fund will perform that function.

Portfolio Manager.


The portfolio manager for each Portfolio is Mr. Robert A. Crowley, who has been managing the Portfolios since their inception, in 1989 for The Crowley Income Portfolio and 1995 for The Crowley Diversified Management Portfolio. Mr. Crowley received his law degree from Widener University School of Law in 1998, his Chartered Financial Analyst certification in 1990, his Bachelor of Science Degree in Business Administration from the University of Delaware in 1980 and his Masters Degree in Business Administration from George Washington University in 1985. In addition to his responsibilities in managing the Portfolios, Mr. Crowley is a financial planner with Crowley & Crowley Corp. Prior to managing the Portfolios, Mr. Crowley managed individual securities accounts in addition to engaging in financial planning activities.

GENERAL OPERATIONS


Except as indicated elsewhere in the prospectus, each Portfolio of the Fund is responsible for the payment of its expenses, including: (a) the fees payable to the Investment Advisor, the Distributor and the Transfer Agent; (b) the fees and expenses of directors who are not affiliated with the Investment Advisor or the Distributor; (c) the fees and certain expenses of the Fund's Custodian; (d) the charges and expenses of the Fund's legal counsel and independent accountants;
(e) brokers' commissions and any issue or transfer taxes chargeable to a Portfolio in connection with its securities transactions; (f) all taxes and corporate fees payable by the Fund to governmental agencies; (g) the fees of any trade association of which the Fund is a member; (h) the cost of stock certificates, if any, representing shares of the Portfolio; (i) reimbursements of the organizational expenses of the Fund and the fees and expenses involved in registering and maintaining registration of the Fund and its shares with the Securities and Exchange Commission laws, and the preparation and printing of the Fund's registration statements and prospectuses for such purposes; (j) allocable communications expenses with respect to investor services and all expenses of shareholders and directors meetings and of preparing, printing and mailing prospectuses and reports to shareholders; (k) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business; and (l) compensation for employees of the Fund.

SHAREHOLDERS' INFORMATION


Pricing of Portfolio Shares


The price for a Portfolio share is determined by the net asset value per share ("NAV") of the Portfolio share. The NAV is calculated separately for each Portfolio. The NAV for a Portfolio is determined by the Fund as of the close of regular trading on each day that the New York Stock Exchange is open for unrestricted trading and on which there is a purchase or redemption of the Portfolio's share. The net asset value is determined by the Fund by dividing the value of the Portfolio's securities, plus any cash and other assets, less all liabilities, by the number of shares outstanding (assets - liabilities/ # of shares = NAV). Expenses and fees of a Portfolio, including the advisory and the distributor fees, are accrued daily and taken into account for the purpose of determining the net asset value.

In calculating the NAV, the value of a Portfolio's securities is determined in one of several ways depending on the security. Portfolio securities listed or traded on a securities exchange for which representative market quotations are available, will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter market, will be valued at the last reported bid price in the market on that day, if any. Securities for which market quotations are not readily available, and all other assets, will be valued at their respective fair market value as determined in good faith by, or under procedures established by, the Board of Directors. The Fund may use independent pricing services to assist in calculating the NAV for each Portfolio.

The SAI contains additional information regarding the pricing of the Portfolios' shares.

Purchasing Shares


Purchase Price: Shares of each of the Portfolios are offered for sale to the public through the Fund's distributor, Crowley Securities (the "Distributor") and selected dealers. The purchase price of the shares is the first NAV computed after the Distributor receives the purchase order and the Custodian receives payment in federal funds for the purchased shares. However, the net asset value per share of a Portfolio is only calculated when there is enough trading in a Portfolio's securities that the current net asset value of the shares might be materially affected by the changes in value of these securities

Minimum Investments: The minimum initial investment in each of the Portfolios is $5,000, and each subsequent investment must be at least $1,000. The minimum amount may consist of a single investment in one Portfolio or an aggregate investment in both of the Portfolios. An investment by a spouse or parent may be combined with an investment of the other spouse or children to meet the minimum initial or subsequent investment limit. Further, an investment by a tax-qualified plan may be combined with a personal investment to meet the minimum initial or subsequent investment limitations.

How to Purchase Shares: Initial or subsequent investments in a Portfolio may be made by completing the application form and mailing it together with a check made payable to The Crowley Portfolio Group, Inc.

Send your checks and completed application forms to:

                  Crowley Securities
                  3201-B Millcreek Road
                  Wilmington, DE 19808


Your purchase will be made in full and fractional shares of a Portfolio calculated to three decimal places. Shares are normally held in an open account for shareholders by each Portfolio. The Portfolios will send a statement to shareholders detailing the amount of shares owned at the time of each transaction. Share certificates for full shares are available at any time by written request by, and at no additional cost to, the shareholder. However, no certificates will be issued for fractional shares.

Each Portfolio reserves the right in its sole discretion: (i) to suspend the offering of its shares; and (ii) to reject purchase orders when in the best interest of the Portfolio.



Redeeming Shares


Shareholders may redeem all or a portion of their shares without charge on any day on which the Portfolio calculates its NAV. Redemptions of shares of each Portfolio will be made at the NAV next determined after the Transfer Agent receives a redemption request that meets the requirements described below. The Portfolios normally send redemption proceeds on the next business day, and no later than seven calendar days after receiving a redemption request in proper form.

If a Portfolio receives a redemption request for shares that have recently been purchased by check, payment of the redemption may be delayed until the Portfolio confirms with the Fund's custodian that the purchase check has cleared. This may take up to 15 days from the purchase date. The Fund's Board may suspend the right of redemption or postpone the date of payment during any period when: (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekends and holidays; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as defined by rules of the Securities and Exchange Commission, exists during which time the sale of Portfolio securities or valuation of securities held by a Portfolio are not reasonably practicable.

Each Portfolio also reserves the right to redeem a shareholder's account if the shareholder's aggregate investment in the Fund falls below the minimum initial investment amount, which is currently $5,000. The Fund will not close out a shareholder's account without informing the shareholder in writing at least sixty (60) days before making such redemption. During this time the shareholder may purchase additional shares in any amount necessary to bring the account back to $5,000. The Fund will not redeem an investor's account that is worth less than $5,000 solely due to a market decline.

Redemption Requirements


All redemption requests must be in writing and should be submitted to:

                  The Crowley Financial Group, Inc.
                  3201-B Millcreek Road
                  Suite H Wilmington, DE 19808.

The redemption request must:

         (1) Identify the Portfolio and the shareholder's account number; (2) State the number of shares to be redeemed; and (3) Be signed by each registered owner exactly as the shares are registered.
         (4) If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and submitted along with the redemption request.

When Signature Guarantees are Required


A signature guarantee is required for redemption requests: (1) in an amount greater than $10,000; (2) a redemption to be paid to someone other than to the shareholder of record, regardless of the dollar amount; or (3) if the proceeds are to be sent other than to the address of record. The guarantor of a signature must be a national bank or trust company (not a savings bank), a member bank of the Federal Reserve System or a member firm of a national securities exchange. The Transfer Agent may require additional supporting documents for redemptions requested by corporations, executors, administrators, trustees and guardians. A redemption request is not considered to be properly received until the Transfer Agent receives all required documents in proper form. Any questions with respect to the proper form for redemption requests should be directed to the Transfer Agent at (302) 944-4700.

Redemptions In-Kind


If the Board determines that it would be detrimental to the best interest of the remaining shareholders of a Portfolio to make payment in cash, the Portfolio may pay the amount of the redemption in whole or in part by a "redemption in-kind." A redemption in-kind is a payment in portfolio securities rather than cash. Such securities will be valued at the time of the redemption by using the procedures to determine the Portfolio's net asset value. The shareholder may experience additional expenses such as brokerage commissions in order to sell the securities received from the Portfolio. In-kind payments do not have to constitute a cross section of the securities in the Portfolio. A Portfolio will not recognize gain or loss for federal tax purposes on the securities used to complete an in-kind redemption, but the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Portfolio shares redeemed.

Shareholders who have questions about a redemption should contact the Transfer Agent at (302) 994-4700.

SPECIAL PLANS


Retirement Plans.


Each Portfolio also offers its shares for use in certain Tax Sheltered (such as IRA, Keogh, 401(k) and 403(b)(7) plans) and Withdrawal Plans. Information on these Plans is available from the Fund's Distributor or by reviewing the Statement of Additional Information.

Exchange Privilege.


Shareholders of one Portfolio may exchange all or part of their shares for shares in the other Portfolio, at net asset value. There is no fee for exchanges, and shareholder's may make two exchanges per calendar year. Shares of a Portfolio are available only in states where such shares may lawfully be sold. The amount invested must equal or exceed the required minimum investment of the Portfolio which is purchased. To exchange shares, shareholders should contact the Fund's Distributor. A shareholder requesting an exchange will be sent a current prospectus and an exchange authorization form to authorize the exchange. Exchanges may not be made by telephone. The Fund retains the right to modify the terms of its exchange privilege or to terminate the privilege.

An exchange, for tax purposes, constitutes the sale of one Portfolio and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

DIVIDENDS, DISTRIBUTIONS AND TAXES


Each Portfolio will declare and pay annual dividends to its shareholders of substantially all of its net investment income, if any, earned during the year from its investments. Each Portfolio will also distribute net realized capital gains, if any, at least once each year. Expenses of the Portfolios, including the advisory fee, are accrued each day. Dividends will be reinvested and distributions will be made in additional shares of a Portfolio on the payment date, unless the shareholder has elected in writing to receive dividends or distributions in cash. The additional shares will be purchased at the NAV determined on the record date of the dividend or distribution. You may elect to change the form of your distributions (i.e., cash or shares) by notifying the Transfer Agent in writing thirty days before the record date.

In general, if you are a taxable investor, distributions from a Portfolio are taxable to you as either ordinary income or capital gain. This is true whether you reinvest your distributions in additional shares of the Portfolio or receive them in cash. Capital gain dividends paid by the Portfolio are taxable to you as long-term capital gain no matter how long you have owned your shares.

If you invest in a Portfolio shortly before the record date of a taxable distribution, the distribution will lower the value of the Portfolio's shares by the amount of the distribution, and you will in effect receive some of your investment back, but in the form of a taxable distribution.
By law, each Portfolio must withhold 31% of your taxable distributions and redemption proceeds if you do not provide your correct certified social security or taxpayer identification number and also certify that you are not subject to backup withholding, or if the IRS instructs the Portfolio to do so.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares of a Portfolio, you may have a capital gain or loss. For tax purposes, an exchange of your Portfolio shares for shares of the other Portfolio is the same as a sale.

Portfolio distributions and gain from the sale or exchange of your shares generally will be subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Portfolio.

Additional information on tax matters relating to the Portfolios and their shareholders is included in the section entitled "Dividends, Distributions and Taxes" in the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS
                            CROWLEY INCOME PORTFOLIO

The financial highlights table is intended to help you understand The Crowley Income Portfolio's financial performance for the past five years. Certain information reflects financial results of a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Income Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, independent auditors, whose report, along with the Income Portfolio's financial statements, are incorporated by reference into the Fund's Statement of Additional Information. A copy of the Fund's Annual Report (including the report of Tait, Weller & Baker) may be obtained from the Fund upon request at no charge.

                                                                  Fiscal Year Ended November 30
                                    --------------------------------------------------------------------------
                                    -------------- -------------- -------------- -------------- --------------
                                        2000           1999           1998           1997           1996
                                        ----           ----           ----           ----           ----
Net Asset Value,

     Beginning of Period               $10.56         $11.05         $11.00          $10.90        $11.08
                                       ------          -----          -----          ------        ------
Income from Investment Operations:
Net Investment Income:                   .71             .69            .59             .69           .59
Net Gains or Losses on Securities
     (both realized & unrealized)       (.19)           (.59)           .14             .06          (.15)
                                        -----      --   -----     ---   ---             ---          -----
Total from Investment Operations        $.52           $ .10          $ .73             .75           .44
                                        ----           -----          -----             ---           ---
Less Distributions:
Dividends (from net investment
     income)                            (.70)         ( .59)         ( .68)            (.65)         (.62)
Distributions (from capital gains)       ---            ---            ---            ---            ---
                                         ---            ---            ---            ---            ---
Total Distributions                     (.70)         ( .59)         ( .68)            (.65)        (.62)
                                        -----         ------         ------            -----        -----

Net Asset Value, End of Period         $10.38         $10.56         $11.05          $11.00       $10.90
                                        =====          =====          =====          ======       ======

Total Return                            5.32%          0.92%          7.03%           7.34%           4.16%

Ratios/Supplemental Data:
Net Assets, End of Period
     (000s omitted)                    $10,724        $11,313        $11,980            $9,373         $9,529
Ratio of Expenses to Average Net
     Assets                             1.37%          1.36%          1.35%           1.39%           1.39%
Ratio of Net Income to Average Net
     Assets                              6.79%         6.17%          5.70%           6.22%           5.62%
Portfolio Turnover Rate                  1.38%        27.13%         44.77%          22.81%          66.18%


                              FINANCIAL HIGHLIGHTS
                    CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

The financial highlights table is intended to help you understand The Crowley Diversified Management Portfolio's financial performance for the past five years. Certain information reflects financial results of a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Diversified Management Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, independent auditors, whose report, along with the Diversified Management Portfolio's financial statements, are incorporated by reference into the Fund's Statement of Additional Information. A copy of the Fund's Annual Report (including the report of Tait, Weller & Baker) may be obtained from the Fund upon request at no charge.

                                                            Fiscal Year Ended November 30
                            --------------------------------------------------------------------------------------
                            ---------------- ----------------- ---------------- ----------------- ----------------
                                 2000              1999             1998              1997             1996
                                 ----              ----             ----              ----             ----
Net Asset Value,
     Beginning of Period        $14.40            $13.11           $12.87            $12.15           $10.71
                                ------             -----           ------            ------           ------
Income from Investment
Operations:
Net Investment Income             .06                .08             .16              .17               .05
Net Gains or Losses on
     Securities (both
     realized & unrealized       (.91)             1.79              .48              1.17             1.43
                                 -----             ----              ---              ----             ----
Total from Investment
     Operations                  (.85)             1.87              .64              1.34             1.48
                                 -----             ----              ---              ----             ----
Less Distributions:
Dividends (from net
     investment income)          (.16)            ( .13)            (.08)            (.18)             (.04)
Distributions (from capital
     gains)                      (.18)            ( .45)            (.32)            (.44)              ---
                                 -----            ------            -----            -----              ---
Total Distributions              (.34)            ( .58)            (.40)            (.62)             (.04)
                                 -----            ------            -----            -----             -----
Net Asset Value, End of
     Period                     $13.21            $14.40           $13.11            $12.87           $12.15
                                ======             =====           ======            ======           ======

Total Return                    (6.20%)           14.74%            5.10%            11.64%           13.87%

Ratios/Supplemental
Data:
Net Assets, End of Period

     (000s omitted)             $6,573            $7,109           $6,245            $2,240           $1,500
Ratio of Expenses to
     Average Net Assets          1.86%            1.82%             1.88%            1.87%             2.22%
Ratio of Net Income
     (Loss) to Average Net
     Assets                      .39%              .57%             1.11%            1.08%             .46%
Portfolio Turnover Rate         15.36%            23.81%            4.51%             ---             20.69%



                             ADDITIONAL INFORMATION


You can find more information about The Crowley Portfolio Group, Inc. and its Portfolios in the Statement of Additional Information (SAI) and Annual and Semi-Annual Reports.
The SAI includes expanded information about investment practices, risks and operations. The SAI supplements, and is incorporated by reference into this Prospectus.

The Annual and Semi-Annual Reports focus on information about each Portfolio's investments and performance. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during the last fiscal year.

Free copies of these materials and other information about the Portfolios may be obtained by:

o Calling collect or writing The Crowley Portfolio Group, Inc. at the address listed below.

o Visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (1-800-SEC-0330).

o Requesting copies of this information by writing to the Public Reference Section of the SEC, Washington, DC 20549-6009 or by contacting the SEC at its e-mail address publicinfo@sec.gov (a copying fee may be charged).

o Accessing the EDGAR Database on the SEC's Internet site at http://www.sec.gov.






                        THE CROWLEY PORTFOLIO GROUP, INC.
                              3201-B Millcreek Road
                              Wilmington, DE 19808
                                 (302) 997-4700









811-5875

                        THE CROWLEY PORTFOLIO GROUP, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                 March 28, 2001

                          The Crowley Income Portfolio
                  The Crowley Diversified Management Portfolio



This Statement of Additional Information is not a Prospectus. Information about the Fund and its Portfolios is included in the Prospectus dated March 28, 2001. No investment in shares of the Portfolios should be made without first reading the Prospectus. Certain information from the Annual Report has been incorporated by reference into this Statement of Additional Information. To get a free copy of the Prospectus or Annual Report, write to the following address or call the Fund collect at the following telephone number.



                               INVESTMENT ADVISOR
                                 AND DISTRIBUTOR
                        THE CROWLEY PORTFOLIO GROUP, INC.
                              3201-B Millcreek Road
                              Wilmington, DE 19808
                                 (302) 994-4700

                                TABLE OF CONTENTS

                                                                           Page
FUND HISTORY AND CLASSIFICATION..............................................3
INVESTMENT STRATEGIES AND RISKS..............................................3
    Fixed Income Securities................................................. 3
    Money Market Securities..................................................4
    Repurchase Agreements....................................................5
    Foreign Investments......................................................6
    Investment Company Securities............................................7
    Portfolio Turnover.......................................................8
    Futures and Options......................................................8
    Foreign Securities and Currency Considerations..........................10
INVESTMENTRESTRICTIONS......................................................11
    Fundamental Policies....................................................11
MANAGEMENT OF THE FUND......................................................13
Board of Directors and Officers of the Fund.................................13
Compensation................................................................15
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................16
Control Persons.............................................................16
Principal Holders...........................................................16
Management Ownership........................................................16
INVESTMENT ADVISOR..........................................................16
DISTRIBUTOR.................................................................18
ALLOCATION OF PORTFOLIO BROKERAGE...........................................18
TRANSFER AND DIVIDEND DISBURSING AGENT......................................19
CUSTODIAN...................................................................19
PURCHASE, REDEMPTION AND PRICING OF SHARES..................................19
Tax-Sheltered Retirement Plans..............................................20
CAPITAL STOCK...............................................................21
DIVIDENDS, DISTRIBUTION AND TAXES...........................................21
GENERAL INFORMATION.........................................................25
Audits and Reports..........................................................25
PERFORMANCE.................................................................25
FINANCIAL STATEMENTS........................................................27

FUND HISTORY AND CLASSIFICATION


The Crowley Portfolio Group, Inc. ("Fund") is an open-end diversified investment company. It was organized as a series Maryland corporation on August 15, 1989 and currently offers shares of two series. The Fund's two series are The Crowley Income Portfolio and The Crowley Diversified Management Portfolio (each, a "Portfolio" and collectively, the "Portfolios").

INVESTMENT STRATEGIES AND RISKS


The objective of The Crowley Income Portfolio (the "Income Portfolio") is to maximize current income, consistent with prudent risk. The objective of The Crowley Diversified Management Portfolio (the "Diversified Management Portfolio") is high total return consistent with reasonable risk. The
Portfolios' objectives may not be changed without shareholder approval. The Portfolios will use a variety of investment strategies in an effort to balance portfolio risks and to hedge market risks. There can be no assurance that the objectives of the Portfolios will be achieved.

Each Portfolio seeks to achieve its objective by making investments selected in accordance with the Portfolio's investment restrictions and policies. Each Portfolio will vary its investment strategy to achieve its objective, as described in the Portfolio's prospectus. This Statement of Additional Information contains further information concerning the techniques and operations of each Portfolio, the securities in which it will invest, and the policies it will follow.

The Income Portfolio will primarily invest in debt securities, dividend-paying stocks and preferred stocks. The Diversified Management Portfolio concentrates its investments in shares of registered investment companies. Each Portfolio may invest its assets directly in money market securities whenever deemed appropriate by the Portfolio's investment advisor, Crowley & Crowley Corp. (the "Investment Advisor") to achieve the Portfolio's investment objective. Each Portfolio may invest, without limitation, in such securities for temporary defensive purposes.

Fixed Income Securities


Lower-Rated, High Risk Securities. Each Portfolio may invest up to 35% of its net assets in fixed income securities that are medium investment grade or lower, which means that they have a rating of Baa or lower as determined by Moody's or BBB or lower by S&P or are of comparable quality. The Portfolios intend to invest in such securities in order to take advantage of additional investment opportunities that come to the attention of the Investment Advisor from time to time. Any additional investments in fixed income securities must be rated A or better by Moody's and S&P, or deemed to be of comparable quality, which means they are high investment grade or better.

Fixed income securities that are rated Baa by Moody's or BBB by S&P or, if unrated, are of comparable quality have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher rated fixed income securities. Categories below this level are considered high yield, high-risk securities ("junk bonds"). They are commonly called junk bonds. (See "Ratings Appendix" to this Prospectus for more rating information.) Junk bonds are predominately speculative and are subject to a substantial degree of credit risk.

The Portfolios will not invest in fixed income securities which are rated lower than C by S&P, Ca by Moody's or similarly by another rating agency, or, if unrated, are considered to be of a lower quality than such ratings. However, the Portfolios may retain a fixed income security whose rating drops below the minimal acceptable rating after being purchased.

Such lower-rated and unrated securities generally entail greater risk, including the possibility of default or bankruptcy of the issuers, or loss of principal or income. Such securities generally involve greater price volatility and may be more thinly traded, than securities in higher rated categories. This may adversely affect and cause large fluctuations in the daily net asset value of a Portfolio. Also, it may be difficult for the Portfolios to accurately value such securities at certain times or to sell such securities under certain market conditions. Adverse publicity and investor perceptions, whether or not based on a fundamental analysis, may decrease the values and liquidity of junk bonds. Legislative and regulatory developments also could have a material effect on junk bonds.

The economy and interest rates may affect junk bonds differently than other securities. Prices are less sensitive to interest rate changes than higher-rated securities, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a junk bond defaults, a Portfolio may incur additional expenses to seek recovery. Changes by recognized rating agencies in their rating of any security or its issuer ordinarily have a more dramatic effect on the values of these junk bonds than on the values of higher-rated securities. Such changes will affect the Portfolios' net asset value per share. For more information regarding the risks associated with junk bonds, see "Junk Bonds" in the "Appendix - Investment Policies of Underlying Funds."

Money Market Securities


Each Portfolio may invest in money market securities, which include: marketable securities issued or guaranteed as to principal and interest by the government of the United States or by its agencies or instrumentalities, domestic bank certificates of deposit, bankers' acceptances, prime commercial paper and repurchase agreements (secured by United States Treasury or agency obligations).

Securities issued or guaranteed as to principal and interest by the United States government ("Government Securities") include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issue. U.S. Treasury bills have a maturity of one year or less; U.S. Treasury notes have maturities of one to ten years; U.S. Treasury bonds generally have a maturity of greater than five years. The Portfolios will only acquire Government Securities which are supported by the "full faith and credit" of the United States. Securities that are backed by the full faith and credit of the United States include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. The Portfolios' direct investments in money market securities will generally favor securities with shorter maturities (maturities of less than 60 days), which are less affected by price fluctuations than those with longer maturities.

Cash equivalents will consist of high-quality money market instruments, which return maximum current income and maintain preservation of capital. These instruments are considered safe because of their short-term maturities, liquidity and high-quality ratings.

Certificates of deposit are certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bank certificates of deposit and bankers' acceptances are generally limited to domestic banks and savings and loan associations that are members of the Federal Deposit Insurance Corporation or Federal Savings and Loan Insurance Corporation having a net worth of at least one hundred million dollars ("Domestic Banks") and domestic branches of foreign banks (limited to institutions having total assets not less than $1 billion or its equivalent).

Investments in prime commercial paper may be made in notes, drafts, or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace, or any renewal thereof payable on demand or having a maturity likewise limited. Commercial paper is limited to the two highest ratings of Moody's and S&P. Firms rate borrowers differently according to their classifications. S&P rates companies from A for the highest quality to D for the lowest quality rating. The A-rated companies are also subdivided into three groups depending on relative strength. Moody's uses P-1 as their highest rating along with P-2 and P-3. Commercial Paper may be purchased that is rated P-1 or P-2 by Moody's or A-1 or A-2 by S&P. Instruments such as commercial paper and notes that are issued by companies having an outstanding debt rated within these two highest ratings may be purchased.

Repurchase Agreements


Under a repurchase agreement a Portfolio acquires a debt instrument for a relatively short period (usually not more than one week) subject to the obligations of the seller to repurchase and of the Portfolio to resell such instrument at a fixed price. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Portfolio may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Portfolio and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that a Portfolio may not be able to substantiate its interest in the underlying securities. While management of the Portfolios acknowledges these risks, it is expected that they can be controlled through stringent security selection and careful monitoring procedures. The Portfolios will enter into repurchase agreements only with banks which are members of the Federal Reserve System, or securities dealers who are members of a national securities exchange or are market-makers in government securities and report to the Market Reports Division of the Federal Reserve Bank of New York and, in either case, only where the debt instrument collateralizing the repurchase agreement is a U.S. Treasury or agency obligation supported by the full faith and credit of the U.S. A repurchase agreement may also be viewed as the loan of money by a Portfolio to the seller. The resale price specified is normally in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time a Portfolio is invested in the agreement and may not be related to the coupon rate on the underlying security. The term of these repurchase agreements will usually be short (from overnight to one week) and at no time will a Portfolio invest in repurchase agreements of more than sixty days. The securities, which are collateral for the repurchase agreements, however, may have maturity dates in excess of sixty days from the effective date of the repurchase agreement. A Portfolio will always receive, as collateral, securities whose market value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Portfolio under each agreement at its maturity, and the Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the Custodian. If the seller defaults, the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs about liquidation of the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, collection of the collateral by the Portfolio may be delayed or limited. A Portfolio may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the market value of the Portfolio's net assets would be invested in such repurchase agreements together with any other illiquid assets.

Foreign Investments


The Portfolios have the authority to invest up to 5% of their respective assets in foreign securities, including sponsored or unsponsored American Depository Receipts ("ADRs") for securities of foreign issuers, and the authority to invest an additional 5% of their respective assets in sponsored or unsponsored ADRs only. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of underlying foreign securities. These securities are not denominated in the same currency as their underlying securities, but rather in U.S. dollars. The issuers of unsponsored ADRs are not obligated to disclose material information in the United States and therefore there may not be a correlation between such information and the market value of unsponsored ADRs. Investment in foreign issuers, directly or through ADRs, involves certain risks, which are in addition to the usual risks inherent in domestic investments. Such risks include the fact that there may be less publicly available information about foreign companies, and such companies are generally not subject to uniform accounting, auditing and financial reporting standards.

Investment Company Securities


(Diversified Management Portfolio ONLY)
Each investment company in which the Diversified Management Portfolio invests will be a registered investment company, and will operate subject to a variety of regulatory constraints. While such regulation does not guarantee the investment success of an investment company, or assure that it will not suffer investment losses, the Investment Advisor believes that such investment companies provide a sound foundation upon which to base an investment portfolio. By investing in a broad spectrum of such companies the Diversified Management Portfolio hopes to benefit from the collective research and analysis of many experienced investment personnel.

There are many types of investment companies. All maintain portfolios, which are generally liquid, but can be composed of different kinds of securities and involve different objectives. Such investment companies may seek only income, only appreciation, or various combinations of these. They may invest in money market securities, short or long-term bonds, dividend producing stocks, tax-exempt municipal securities, or a variety of other instruments. They may seek speculative or conservative investments ranging from securities issued by new companies to securities issued by "blue-chip" companies. An investment company which has a policy of holding 80% of its assets in debt securities maturing in thirteen months or less, or which holds itself out as a "money market fund," will be treated as a money market fund by the Diversified Management Portfolio.

The Investment Advisor will be responsible for monitoring and evaluating these kinds of factors to select investment company fund securities for the Diversified Management Portfolio in accordance with the policies and techniques described in the prospectus.

The Diversified Management Portfolio, by investing in shares of investment companies, indirectly pays a portion of the operating expenses, management expenses and brokerage costs of such companies as well as the expense of its own operations. Thus, the Diversified Management Portfolio's investors will indirectly pay higher total operating expenses and other costs than they would pay by owning the underlying investment companies directly. The Diversified Management Portfolio attempts to identify investment companies that have demonstrated superior management in the past, thus possibly offsetting these factors by producing better results and/or lower costs and expenses than other investment companies. There can be no assurance that this result will be achieved.

Investment decisions by the investment advisors of the underlying funds are made independently of the Diversified Management Portfolio and the Investment Advisor. Therefore, the investment advisor of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment advisor of another such fund. The result of this would be an indirect expense to the Diversified Management Portfolio without accomplishing any investment purpose.

The Diversified Management Portfolio expects that it will select the investment companies in which it will invest based, in part, upon an analysis of the past and projected performance and investment structure of the investment companies. However, the Diversified Management Portfolio must consider other factors in the selection of investment companies. These other factors include the investment company's size, shareholder services, liquidity, investment objective and investment techniques, etc. The Diversified Management Portfolio will be affected by the losses of its underlying investment companies, and the level of risk arising from the investment practices of such investment companies (such as repurchase agreements, quality standards, or lending of securities) and has no control over the risks taken by such investment companies. The Diversified Management Portfolio can also elect to redeem (subject to the 1% limitation discussed in the Portfolio's prospectus) its investment in an underlying investment company (or sell it if the company is a closed-end one) if that action is considered necessary or appropriate.

Portfolio Turnover


It is not the policy of the Portfolios to purchase or sell securities for short-term trading purposes, but each Portfolio may sell securities to recognize gains or avoid potential for loss. A Portfolio will, however, sell any portfolio security (without regard to the time it has been held) when the Investment Advisor believes that market conditions, creditworthiness factors or general economic conditions warrant such a step. The Fund presently estimates that the annualized portfolio turnover rates for the Income Portfolio and the Diversified Management Portfolio generally will not exceed 100% and 200%, respectively. High portfolio turnover (100% or more) will involve additional transaction costs (such as higher brokerage commissions or sales charges or adverse tax effects) which are borne by the respective Portfolio. (See "Dividends, Distributions and Taxes" in the prospectus.) For the fiscal years ended November 30, 1999 and 2000, the portfolio turnover rates for the Income Portfolio were 27.13 and 1.38%, respectively. For the fiscal years ended November 30, 1999 and 2000, the portfolio turnovers for the Diversified Management Portfolio were 23.81% and 15.36%, respectively.

Futures and Options


Although they do not currently do so, each Portfolio may seek to protect itself from anticipated market action by using "hedging" techniques that it expects will generate gains which would offset losses on other securities owned by the Portfolio. These hedging techniques could involve combinations of various techniques, such as the purchase or sale of stocks or the use of stock options, stock index options, stock index futures and options thereon to seek to achieve increases in the values of such options and futures which offset decreases in the values of other securities owned by a Portfolio. The Investment Advisor would select which specific technique(s) to use based upon analysis of the holdings of each of the Portfolios, market conditions, relative costs and risks, tax effects and other factors. There can be variations between the relative movements of investments and the hedge selected with respect to that investment. This may increase or decrease the gains or losses each Portfolio achieves by its hedging relative to losses or gains on the hedged investments. A Portfolio will limit its investments in futures or options premiums to 5% or less of its assets. The following descriptions illustrate some of the techniques and risks involved in such hedging.

Options. Each Portfolio may purchase and/or write ("sell") call and put options that are traded on U.S. Securities Exchanges. Each Portfolio may enhance its objective by receiving premiums for writing covered call and put options. Although each Portfolio would receive premium income from these techniques, any appreciation realized would be limited by the terms of the option. Each Portfolio may purchase call options to protect against an increase in the price of securities that it ultimately wants to buy. It may purchase put options to protect the securities in its portfolio against a decline in market value.

Stock Index Futures. Each Portfolio may purchase and sell stock index futures contracts. A Portfolio may sell stock index futures contracts in anticipation of, or during a market decline to attempt to offset the decrease in market value of its common stocks that might otherwise result. A Portfolio may also purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase.

Options on Stock Indexes and Stock Index Futures. Each Portfolio may purchase and/or write call and put options on stock indexes that are traded on U.S. Exchanges. The Portfolios may also purchase and/or write call and put options on stock index futures, which are traded on U.S. Exchanges. Options on stock index futures are similar to options on stocks or options on stock indexes.

If used, the selection of the foregoing techniques or any combination of them to be used at any particular time will depend upon an assessment of the relative implementation costs and the liquidity of the particular secondary market in which such options, stock index futures, and options on stock indexes and stock index futures are traded.

Risks of Transactions in Stock Options, Stock Index Futures, Options on Stock Indexes and Options on Stock Index Futures. An option position may be closed out only on an U.S. Exchange that provides a secondary market for an option of the same series. Although the Portfolios will generally purchase or write only those options for which the Investment Advisor believes there is an active secondary market, there is no assurance that a liquid secondary market on an U.S. Exchange will exist for any particular option or futures contract. In such event, it might not be possible to effect closing transactions in particular options or futures contracts. As a result, a Portfolio would have to exercise its options in order to realize any profit or allow the option to expire. The inability to closeout these options or futures could have an adverse effect on a Portfolio's ability to effectively hedge its securities and could result in a loss to the Portfolio. If exercised, the Portfolio would incur brokerage commissions upon the subsequent disposition of underlying securities acquired. An imperfect correlation exists between the options or futures and securities being hedged. Success of any hedging position depends on the ability of the Investment Advisor to predict a stock and interest rate movement. The skills necessary for successful use of hedges are different than those used in the selection of equity or fixed income securities. The Investment Advisor's officer who will be responsible for hedging does not have experience in managing portfolios that trade in such hedging instruments. If the Investment Advisor is incorrect in its forecasts regarding market values, interest rates, and other applicable factors, a Portfolio utilizing these investment techniques may be in a worse position than if the investment techniques had never been used.

In addition, adverse market movements could cause a Portfolio to lose up to its full investment in a call or option contract and/or to experience substantial losses on an investment in a futures contract. A Portfolio also risks a loss of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has an open position in a futures contract or option.

While the Portfolios have not adopted fundamental limitations on their futures or options activities, they must comply with certain requirements of the U.S. Securities and Exchange Commission and the Commodities Futures Trading Commission. For example, these provisions require that each Portfolio shall not purchase or sell any futures or puts or calls on futures if immediately thereafter the sum of the amount of the Portfolio's margin deposits (both initial and variation deposits) and premiums paid for outstanding puts and/or calls on futures would exceed 5% of the value of its total assets. This limitation could, however, change if regulatory provisions applicable to the Portfolios were to be changed. The Portfolios will not engage in transactions in future contracts or related options for speculation but only as a hedge against changes resulting from market conditions in the values of securities held in the Portfolio or which a Portfolio intends to purchase. Although it is not a fundamental policy, a Portfolio will not purchase or sell futures contracts or purchase or sell related options if immediately thereafter more than 30% of its net assets would be so invested. Shareholders will be notified in advance of any change in this limitation.

By writing a call option, the Portfolio limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

Foreign Securities and Currency Considerations


(Diversified Management Portfolio ONLY)
The Diversified Management Portfolio may invest in shares of registered investment companies that invest in foreign securities. Investments in securities of foreign issuers may involve greater risks that those of U.S. issuers. There is generally less information available to the public about non-U.S. companies and less government regulation and supervision of non-U.S. stock exchanges, brokers and listed companies. Non-U.S. companies are not subject to uniform global accounting, auditing and financial reporting standards, practices and requirements. Securities of some non-U.S. companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Securities trading practices abroad may offer less protection to investors. Settlement of transactions in some non-U.S. markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of the underlying fund's portfolio, and, in turn, the Diversified Management Portfolio. Additionally, in some non-U.S. countries, there is the possibility of
expropriation   or  confiscatory   taxation,   limitations  on  the  removal  of
securities, property or other assets of the fund, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. The Diversified Management Portfolio intends to invest in such registered investment companies that diversify broadly among countries, but reserves the right to invest in investment companies that invest a substantial portion of assets in one or more countries if economic and business conditions warrant such investments. The Investment Advisor will consider these factors in managing the Diversified Management Portfolio's investments.

The U.S. dollar market value of the underlying funds' investments and of dividends and interest earned by the underlying funds, and in turn, the Diversified Management Portfolio may be significantly affected by changes in currency exchange rates. Some currency prices may be volatile, and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets, which could adversely affect the underlying funds and, in turn, the Diversified Management Portfolio. Although underlying funds may attempt to manage currency exchange rate risks, there is no assurance that the underlying funds will do so at an appropriate time or that it will be able to predict exchange rates accurately. For example, if any of the funds increase their exposure to a currency and that currency's price subsequently falls, such currency management may result in increased losses to those funds. Similarly, if any of the funds decrease their exposure to a currency, and the currency's price rises, those funds will lose the opportunity to participate in the currency's appreciation. These events may adversely affect the Diversified Management Portfolio.

                             INVESTMENT RESTRICTIONS

The Fund has adopted the investment restrictions set forth below for each Portfolio in addition to those discussed in the Prospectus. Some of these investment restrictions are fundamental policies of the Portfolios, and cannot be changed without the approval of a majority of the outstanding voting securities. As stated in the 1940 Act, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of:

 .........  (1) more than 50% of the outstanding shares, or
 .........  (2) 67% or more of the shares present at a meeting if more than 50%
of the outstanding shares are represented at the meeting in person or by proxy.

Changes in values of particular Portfolio assets or the assets of a Portfolio as a whole will not cause a violation of the investment restrictions so long as percentage restrictions are observed by a Portfolio at the time it purchases any security.

Fundamental Policies.


As a matter of fundamental policy, each Portfolio will not:

(a) as to 75% of the Portfolio's total assets, invest more than 5% of its total assets in the securities of any one issuer. (This limitation does not apply to cash and cash items, obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.)

(b) purchase more than 10% of the voting securities, or more than 10% of any class of securities of any issuer. For purposes of this restriction, all outstanding fixed income securities of an issuer are considered as one class.

(c) purchase or sell commodities or commodity futures contracts, provided that each Portfolio may enter into futures contracts and related options and make initial and variation margin deposits in connection therewith.

(d) make loans of money or securities, except: (i) by the purchase of fixed income obligations in which the Portfolio may invest consistent with its investment objective and policies; or (ii) by investment in repurchase agreements.

(e) invest in securities of any company if, to the knowledge of the Portfolio, any officer or director of the Fund or the Investment Advisor owns more than 0.5% of the outstanding securities of such company and such officers and directors (who own more than 0.5%) in the aggregate own more than 5% of the outstanding securities of such company.

(f) borrow money, except the Portfolio may borrow from banks: (i) for temporary or emergency purposes in an amount not exceeding 5% of the Portfolio's assets; or (ii) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount up to 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not purchase securities. Interest paid on borrowings will reduce net income.

(g) pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 33 1/3% of the value of its net assets but only to secure borrowings for temporary or emergency purposes, such as to effect redemptions.

(h) purchase the securities of any issuer, if, as a result, more than 10% of the value of a Portfolio's net assets would be invested in securities that are subject to legal or contractual restrictions on resale ("restricted securities"), in securities for which there are no readily available market quotations, or in repurchase agreements maturing in more than seven days, if all such securities would constitute more than 10% of the Portfolio's net assets.

(i) issue senior securities;

(j) engage in the underwriting of securities except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security;

(k) purchase or sell real estate or interests therein, although it may purchase securities of issuers which engage in real estate operations and securities which are secured by real estate or interests therein;

(l) invest for the purpose of exercising control or management of another company;

(m) purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Portfolio may invest in the securities of companies which invest in or sponsor such programs;

(n) concentrate (invest 25% or more of the value of its assets) its investments in any industry (this restriction does not apply to The Crowley Diversified Management Portfolio with respect to registered investment companies);

(o) make purchases of securities on "margin", or make short sales of securities, provided that each Portfolio may enter into futures contracts and related options and make initial and variation margin deposits in connection therewith.

For the Crowley Diversified Management Portfolio only

The Crowley Diversified Management Portfolio will not

o........invest  in any  investment  company if a purchase  of its shares  would result in the Portfolio and its affiliates owning more than 3% of the total outstanding stock of such investment company.

o invest in any investment company which itself does not qualify as a diversified investment company under the Internal Revenue Code.

With the exception of investment restriction (f) relating to borrowing, so long as percentage restrictions are observed by each Portfolio at the time it purchases any security, changes in values of particular Portfolio assets or the assets of a Portfolio as a whole will not cause a violation of any of the foregoing restrictions.

MANAGEMENT OF THE FUND

Board of Directors and Officers of the Fund.

The Board of Directors of the Fund consists of six individuals, four of whom are not "interested persons" of the Fund as than term is defined in the 1940 Act. The Directors are fiduciaries for the Fund's shareholders and are governed by the laws of the state of Maryland in this regard. The Directors, in addition to functions set forth under "Investment Advisor" and "Distributor" review the actions of the officers and decide on general policy.

Compensation to officers and Directors of the Fund who are affiliated with the Investment Advisor or the Distributor is paid by the Investment Advisor or the Distributor, respectively, and not by the Fund. The names, addresses and occupational history of the Directors and principal executive officers are listed below.

                       Positions Held Principal           Occupation(s) During
Name, Address and Age      with the Fund                   the Past Five Years
---------------------      -------------                   -------------------
+*Robert A.  Crowley (42)  President, Treasurer      Vice President, Crowley & Crowley Corp.
3201-B Millcreek Road      and Director              (financial planning and registered
Wilmington, DE 19808                                 investment advisor) (formerly Crowley Planning
                                                     & Management      Corp.) from November, 1986
                                                     until present; Vice President, The Crowley
                                                     Financial Group, Inc. (financial management
                                                     firm and transfer agent) from February, 1990 to
                                                     present; Vice President,  Crowley Real Estate
                                                     Services, Inc. from September, 1986 until
                                                     present;  General Partner,  Crowley Securities
                                                     (registered  broker-dealer) from
                                                     February, 1985 until present; Partner, Crowley
                                                     Insurance,  (insurance brokerage) July, 1986
                                                     until present.

+*Frederick J. Crowley, Jr. (44)    Vice President,  President, Crowley & Crowley Corp.
3201-B Millcreek Road               Secretary, and   (financial planning and registered
Wilmington, DE 19808                Director         investment advisor) (formerly
                                                     Crowley Planning and Management Corp.) from
                                                     November, 1986 until present; President and
                                                     Treasurer, The
                                                     Crowley Financial Group, Inc. (financial management firm and transfer agent)
                                                     from February, 1990 to present; Vice President,
                                                     Crowley Real Estate Services, Inc. (real estate
                                                     brokerage)    from September,    1986
                                                     until     present;General   Partner,
                                                     Crowley Securities (registered broker-dealer)
                                                     from     February, 1985 until   present;  Partner,
                                                     Crowley  Insurance (insurance brokerage)   July,
                                                     1985 until present.


William O.  Cregar (75)             Director         Retired.  Formerly Security Director,
4556 Simon Road                                      E.I.  duPont de Nemours & Co.,
Wilmington, DE 19803                                 until December, 1990.

Bruce A.  Humphries (53)           Director          Operations Senior Management,
2 Radburn Lane                                       Data International, Inc., 1998 to
Newark, DE 19711                                     Present; Operations Planning Manager
                                                     for Virology Business, E.I. duPont
                                                     de Nemours & Co., 1986 to 1997.

Daniel J.  Piscitello (59)          Director         Director of Creative Services,
3933 Branches Lane                                   Lenox Collections, 1986 to Present.
Doylestown, PA 18901

Peter Veenema (51)                  Director         Senior Research Engineer,
1211 Norbee Drive                                    E.I.  duPont de Nemours,
Wilmington, DE 19803                                 1989 to Present.

+Catherine Crowley (65)  Asst. Secretary & Officer
                         Manager, Crowley & Crowley
3201-B Millcreek Road      Asst. Treasurer           Corp. (financial planning and advisor)
Wilmington, DE 19808                                 (formerly Crowley Management Corp.);
                                                     Secretary, The Crowley Financial Group, Inc.
                                                     (financial management firm and     transfer
                                                     agent) from February, 1990 to present.
-------------------
          *"Interested"  director  as defined in the  Investment  Company Act of
          1940 (the "1940 Act") + Robert A. Crowley and  Frederick  J.  Crowley,
          Jr. are brothers, and the sons of Catherine C. Crowley.

Compensation.


 For his or her service as Director, each non-affiliated director of the Fund receives a $1,500 annual fee. The affiliated directors receive of the Fund receive no compensation for their service as Directors. The table below details the amount of compensation received by the Directors from the Fund for the past fiscal year. Presently, none of the executive officers receive compensation from the Fund.

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                                                                                                 Total Compensation
                                Aggregate        Pension or Retirement     Estimated Annual      from Trust and Fund
                            Compensation from     Benefits Accrued as        Benefits Upon         Complex Paid to
   Name and Position              Fund           Part of Fund Expenses        Retirement             Directors*
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
 Robert A. Crowley,             None                    None                   None                   None
  President, Treasurer
      and Director
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
 Frederick J. Crowley,
  Jr., Vice President,            None                    None                   None                   None
 Secretary and Director
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
   William O. Cregar,            $1,500                   None                   None                  $1,500
        Director
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

        Bruce A.
        Humphries,                $1,500                   None                   None                  $1,500
        Director
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
       Daniel J.
      Piscitello,                $1,500                   None                   None                  $1,500
        Director
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
     Peter Veenema,              $1,500                   None                   None                  $1,500
        Director
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

* The "Fund Complex" presently consists of two investment companies, each an individual series of the Registrant.

Code of Ethics.

The Fund has adopted and approved a joint Code of Ethics for certain access persons of the Fund, which includes its Directors and certain officers and employees of the Fund, Investment Advisor and Distributor. The Code of Ethics is designed to ensure that Fund insiders act in the interest of the Fund and its shareholders with respect to any personal trading of securities. Under the Code of Ethics, access persons are prohibited from knowingly buying or selling securities that are being purchased, sold or considered for purchase or sale by the Portfolios. The Code of Ethics contains even more stringent investment restrictions and prohibitions for insiders who participate in the Portfolios' investment decisions. The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

As of February 28, 2001, there were no control persons of the Fund. "Control" means:
(a) the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company;

(b) the acknowledgment or assertion by either the controlled or controlling party of the existence of control; or (c) a final adjudication under section 2(a)(9) of the 1940 Act that control exists.

Principal Holders

As of February, 28, 2001, the following shareholders were known to own of record more than 5% of the outstanding shares of the Fund:

Portfolio                          Shareholder/Address             Percentage of the Portfolio
---------                          -------------------             ---------------------------
Income Portfolio                   Ronald E. Cooney                           9.90%
                                   Wilmington, DE
                                                                              6.92%
                                   Albert R. & Patricia A. Forster
                                   Glendale, AZ
                                                                              5.47%
Diversified Management Portfolio   David J. (Jr.) & Brenda B. Jones
                                   Rehoboth Beach, DE

Management Ownership

As of February 28, 2001, the Fund's officers and directors and members of the Investment Advisor as a group own 6.37% of the shares outstanding of The Crowley Income Portfolio and 10.32% of the shares outstanding of The Crowley Diversified Management Portfolio.


INVESTMENT ADVISOR


The investment advisor for each portfolio is Crowley & Crowley Corp. ("Investment Advisor"), 3201-B Millcreek Road, Suite H, Wilmington, DE 19808. The Investment Advisor manages each Portfolio under separate management contracts (each a "Management Contract"). The Management Contract for The Crowley Income Portfolio became effective on December 6, 1989 for an initial term of two years. Shareholders of the Income Portfolio approved its Management Contract on November 29, 1990. The Management Contract for The Crowley Diversified Management Portfolio initially became effective on April 1, 1995. The Management Contracts are initially effective for a two-year term, and, thereafter, continue in effect from year-to-year only if such continuance is approved annually by either: (i) the Fund's Board of Directors; or (ii) by a vote of a majority of the outstanding voting securities of the respective
Portfolio of the Fund and, in either case, by the vote of a majority of the directors who are not parties to the Management Contract or interested persons (as such term is defined in the Investment Company Act of 1940, as amended) of any party to the Management Contract, voting in-person at a meeting called for the purpose of voting on such approval. The Management Contract for each Portfolio may be terminated at any time without penalty by the Fund's Board of Directors, or by a majority vote of the outstanding shares of the Portfolio; or by the Investment Advisor, in each instance on not less than 60 days' written notice and shall automatically terminate in the event of its assignment.

The management fees for each Portfolio are paid monthly at the annual rate of 0.60% and 1.00% of the average daily net assets of The Crowley Income Portfolio and The Crowley Diversified Management Portfolio, respectively.

For the fiscal years ended November 30, 1998, 1999 and 2000, the Investment Advisor received fees of $64,393, $71,535 and $65,131, respectively, under the Management Contract for the Income Portfolio. With regard to the Diversified Management Portfolio, for the fiscal years ended November 30, 1998, 1999 and 2000, the Investment Advisor received fees under the Management Contract of $45,644, $66,941 and $75,338, respectively.

The Investment Advisor has committed to the Fund to offset the management fees payable by The Crowley Diversified Management Portfolio by the fees that Crowley Securities, the Fund's Distributor and an affiliate of the Investment Advisor, receives in connection with the purchase and sale of investment company securities for the Diversified Management Portfolio for which Crowley Securities is the dealer of record and which have an associated sales charge, 12b-1 or shareholder servicing fee. The Investment Advisor will offset management fees on a monthly basis, consistent with its receipt of such fees.

Both Frederick J. Crowley, Jr. and Robert A, Crowley are affiliates of both the Fund and the Investment Advisor. Frederick J. Crowley, Jr., Vice President, Secretary and Director of the Fund, and Robert A. Crowley, President, Treasurer and Director of the Fund, each own 50% of the voting common stock of the Investment Advisor. The Investment Advisor was organized in 1986 and principally provides investment advice to individuals. The Investment Advisor does not provide investment advice to any other investment companies.

Each Management Contract also identifies the right of the Investment Advisor to the use of the name "Crowley," and the Fund may be required to change its name if the Investment Advisor ceases to act as advisor to the Portfolios.


DISTRIBUTOR


Crowley Securities (the "Distributor") is distributor under separate Distribution Agreements for each Portfolio dated December 6, 1989 for The Crowley Income Portfolio and April 1, 1995 for The Crowley Diversified Management Portfolio (each an "Agreement"). Each Distribution Agreement is renewed annually by either the Fund's Board of Directors or by a vote of a majority of the outstanding voting securities of the respective Portfolio of the Fund and, in either case, by the vote of a majority of the Fund's disinterested directors, voting in-person at a meeting called for the purpose of voting on such approval. Each Agreement will terminate automatically in the event of its assignment. [Pursuant to each Agreement, the expenses of printing all sales literature, including prospectuses used as sales material, are to be borne by the Distributor.] The Distributor is also the exclusive agent for the Portfolios' shares, and has the right to select selling dealers to offer the shares to investors. Frederick J. Crowley, Jr. and Robert A. Crowley, officers of the Investment Advisor, are also equal general partners and registered representatives of the Distributor, which is, therefore, an affiliated person of the Fund. The Distributor's offices are at 3201-B Millcreek Road, Suite H, Wilmington, DE 19808.

ALLOCATION OF PORTFOLIO BROKERAGE


The Crowley Portfolio Group, Inc., in effecting the purchases and sales of portfolio securities for the account of the Portfolios, will seek execution of trades either: (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange; or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided to the Portfolios or the Investment Advisor by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: (i) information as to the availability of securities for purchase or sale; (ii) statistical or factual information; or (iii) opinions pertaining to investments. The Investment Advisor may use research and services provided to it by brokers and dealers in servicing all of its clients, however, not all such services will be used by the Investment Advisor in connection with a Portfolio. Brokerage may also be allocated to dealers in consideration of the Portfolio's share distribution, but only when execution and price are comparable to that offered by other brokers.

The Investment Advisor is responsible for making the investment decisions for each Portfolio subject to instructions described in the prospectus. The Board of Directors may, however, impose limitations on the allocation of portfolio brokerage. For the fiscal years ended November 30, 1998, 1999 and 2000, aggregate brokerage commissions for The Crowley Income Portfolio, amounted to $0, $228 and $720, respectively. The aggregate brokerage commissions for The Crowley Diversified Management Portfolio for the fiscal years ended November 30, 1998, 1999 and 2000, amounted to $0, $0 and $0, respectively.



TRANSFER AND DIVIDEND DISBURSING AGENT


The Crowley Financial Group, Inc. ("CFG") serves as the Fund's transfer agent, dividend disbursing agent and redemption agent for redemptions, performing all the usual or ordinary services required, including: receiving and processing orders and payments for purchases of shares, opening stockholder accounts, preparing annual stockholder meeting lists, mailing proxy material, receiving and tabulating proxies, mailing stockholder reports and prospectuses, withholding certain taxes on nonresident alien accounts, disbursing income dividends and capital distributions, preparing and filing U.S. Treasury Department Form 1099 (or equivalent) for all stockholders, preparing and mailing confirmation forms to stockholders for all purposes and redemption of the Portfolios' shares and all other confirmable transactions in stockholders' accounts, recording reinvestment of dividends and distributions of the Portfolios' shares and causing redemption of shares for and disbursements of proceeds to withdrawal plan stockholders. CFG is under common control with the Investment Advisor and the Distributor and, as compensation for its services, receives an asset-based fee.

CUSTODIAN


Wilmington Trust Company, Rodney Square North, Wilmington, DE, 19890, acts as the Custodian of the securities and cash of each Portfolio.

PURCHASE, REDEMPTION AND PRICING OF SHARES


The shares of each Portfolio of the Fund are continuously offered by the Distributor. Orders will not be considered complete until the Distributor receives a completed account application form and payment for the shares purchased. Once both are received, such orders will be confirmed at the next determined net asset value (based upon valuation procedures described in the prospectus) as of the close of business of the business day on which the completed order is received, normally 4:00 p.m. Eastern Standard Time. Completed orders received after 4:00 p.m., Eastern Standard Time will be confirmed at the next day's price.

Investments in any Portfolio may also be made through investment dealers that have sales agreements with the Distributor. Such dealers should send the investor's Investment Application and payment for the shares of a Portfolio to the Distributor. Payment should be made by check. Purchase orders placed by dealers will be confirmed at the public offering price calculated next after receipt of the properly completed Investment Application and receipt of payment for shares by the Custodian. It is the responsibility of dealers to transmit purchase orders so that they will be received by the Custodian by 4:00 p.m. Eastern Standard Time. Orders received after 4:00 p.m. Eastern Standard Time will be priced at the public offering price in effect at 4:00 p.m. Eastern
Standard Time on the next business day. To date, Crowley Securities has not retained any selling dealers.

Money market securities with less than sixty days remaining to maturity when acquired by a Portfolio will be valued on an amortized cost basis by a Portfolio, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If a Portfolio acquires a money market security with more than sixty days remaining to its maturity, it will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Board determines during such 60 day period that this amortized cost value does not represent fair market value.

Tax-Sheltered Retirement Plans.


Shares of each Portfolio of the Fund are available to all types of tax-deferred retirement plans including IRA's, Keogh Plans and tax-sheltered custodial accounts described in Section 403(b)(7) of the Internal Revenue Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions.

Individual Retirement Accounts (IRA) -- Individuals, who are not active participants (and, when a joint return is filed, who do not have a spouse who is an active participant) in an employer maintained retirement plan are eligible to contribute on a deductible basis to an IRA account. The IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes not in excess of certain specified limits. All individuals who have earned income may make nondeductible IRA contributions to a separate account to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account will continue to be tax deferred. A special IRA program is available for employers under which the employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans. Known as SEP-IRAs (Simplified Employee Pension- IRA), they free the employer of many of the record keeping requirements of establishing and maintaining a tax-qualified retirement plan trust.

If you have received a lump sum distribution from another qualified retirement plan, you may rollover all or part of that distribution into the Fund's IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. By acting within applicable time limits, you can continue to defer Federal income taxes on your lump sum contribution and on any income that is earned on that contribution.

Keogh Plans for Self-Employed -- If you are a self-employed individual, you may establish a Self-Employed Retirement (Keogh) Plan and contribute up to the maximum amounts permitted for your plan under current tax laws. Under a Defined Benefit Keogh Plan, you may establish a program with a specific amount of retirement income as your objective. The annual contributions needed to achieve this goal are calculated actuarially and can sometimes exceed the tax-deductible contributions allowed under a regular Keogh Plan.

Tax-Sheltered Custodial Accounts -- If you are an employee of a public school, state college or university, or a nonprofit organization exempt from tax under
Section 501(c)(3) of the Internal Revenue Code, you may be eligible to make contributions into a custodial account (pursuant to section 403(b)(7) of the IRC) which invests in Fund shares. Such contributions, to the extent that they do not exceed certain limits, are excludable from the gross income of the employee for federal income tax purposes.

How to Establish Retirement Accounts -- All the foregoing retirement plan options require special plan documents. Please call us to obtain information regarding the establishment of retirement plan accounts. In the case of IRA and Keogh Plans,

Delaware Charter Guarantee and Trust Company acts as the plan custodian with regard to plan establishment and maintenance. You should consult with your attorney or other tax advisor for specific advice prior to establishing a plan.

CAPITAL STOCK


The authorized capital stock of The Crowley Portfolio Group, Inc. consists of 500,000,000 shares of common stock with a par value of $0.01 each. At the present time, 150,000,000 shares of such stock have been allocated to each of The Crowley Income Portfolio and The Crowley Diversified Management Portfolio. Each share has equal dividend, voting, liquidation and redemption rights. There are no conversion or preemptive rights.

Shares, when issued, will be fully-paid and non-assessable. Fractional shares have proportional voting rights. Shares of the Portfolios do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any person to the Board of Directors. The shareholders of the Portfolios will vote together to elect directors and on other matters affecting the entire Fund. However, each Portfolio's shareholders will vote separately by Portfolio on matters specific to a Portfolio, such as changing the investment objective or restrictions governing a Portfolio.

Shareholder inquiries should be made directly to the Distributor at (302) 994-4700.

DIVIDENDS, DISTRIBUTION AND TAXES


Distributions of net investment income. The Portfolios receive income generally in the form of dividends and interest on their investments. This income, less expenses incurred in the operation of a Portfolio, constitutes the Portfolio's net investment income from which dividends may be paid to you. The Diversified Management Portfolio's income consists primarily of dividends it receives from underlying funds less the estimated expenses of the Diversified Management Portfolio. If you are a taxable investor, any distributions by a Portfolio from such income will be taxable to you as ordinary income.

Distributions of capital gain. The Portfolios and any underlying funds of the Diversified Management Portfolio may realize capital gain or loss in connection with sales or other dispositions of their portfolio securities. The Diversified Management Portfolio may also realize capital gain or loss in connection with sales or other dispositions of its interests in underlying funds. For shareholders of the Portfolios, distributions from net short-term capital gain will be taxable to you as ordinary income, and distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Portfolio. For shareholders of the Diversified Management Portfolio, distributions from an underlying fund's net short-term capital gain will be taxable to the Diversified Management Portfolio and, in turn, to you as ordinary income. Distributions from an underlying fund's net long-term capital gain will be taxable to the Diversified Management Portfolio and, in turn, to you as long-term capital gain, regardless of how long you have held your shares in the Diversified Management Portfolio. Any net capital gain realized by a Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Portfolio.

Distributions of five-year gain. Beginning in the year 2001 for shareholders of either Portfolio in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), capital gain dividends from a Portfolio's sale of securities held for more than five years are subject to a maximum tax rate of 8% for shareholders in the 28% bracket. Similarly, beginning in the year 2001 for shareholders of the Diversified Management Portfolio in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), capital gains from an underlying fund's sale of securities held for more than five years and distributed to the Diversified Management Portfolio and, in turn, to you are subject to a maximum rate of tax of 8% (or 18% for shareholders in the 28% or higher bracket).

Effect of foreign investments on distributions. Most foreign exchange gain realized on the sale of debt securities by the Portfolios or by an underlying fund of the Diversified Management Portfolio is treated as ordinary income. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss.

With respect to either Portfolio, this gain when distributed will be taxable to you as ordinary income, and any loss will reduce the Portfolio's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Portfolio's ordinary income distributions to you, and may cause some or all of the Portfolio's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Portfolio. Any return of capital in excess of your basis, however, is taxable as capital gain. The Portfolio may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce ordinary income distributions to you.

With respect to the Diversified Management Portfolio, foreign exchange gain when distributed by an underlying fund to the Diversified Management Portfolio will be taxable to the Diversified Management Portfolio as ordinary income, and any loss will reduce an underlying fund's ordinary income otherwise available for distribution to the Diversified Management Portfolio. This treatment could increase or decrease an underlying fund's ordinary income distributions to the Diversified Management Portfolio and, in turn, to you, and may cause some or all of the underlying fund's previously distributed income to be classified as a return of capital to the Diversified Management Portfolio. A return of capital generally is not taxable to the Diversified Management Portfolio, but reduces the Diversified Management Portfolio's tax basis in its shares of the underlying fund. Any return of capital in excess of Diversified Management Portfolio's tax basis is taxable to the Diversified Management Portfolio as a capital gain. Certain underlying funds may be subject to foreign withholding taxes on income from certain foreign securities. This could reduce such an underlying fund's ordinary income distributions to the Diversified Management Portfolio and, in turn, to you.

Information on the amount and tax character of distributions. Each Portfolio will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Portfolio shares for a full year, the Portfolio may designate and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Portfolio.

Election to be taxed as a regulated investment company. Each Portfolio has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Each Portfolio has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gain it distributes to you. The Board reserves the right not to maintain the qualification of a Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, a Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you will be taxed as ordinary dividend income to the extent of the Portfolio's earnings and profits.

Excise tax distribution requirements. To avoid federal excise taxes, the Code requires a Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Portfolio shares. Redemptions (including redemptions in kind) and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares, or exchange your Portfolio shares for shares of the other Portfolio, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Portfolio on those shares.

Wash sales. All or a portion of any loss that you realize on a redemption of a Portfolio shares is disallowed to the extent that you buy other shares of the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

Redemptions and five-year gain. Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), gain from the sale of a Portfolio's shares held for more than five years may be subject to a maximum rate of tax of 8% (or 18% for shareholders in the 28% or higher bracket). If you are in the 28% or higher tax bracket, you may elect to mark your Portfolio shares to market as of January 2, 2001. If you make this election, any Portfolio shares that you acquire before this date will be eligible for the 18% maximum rate of tax, beginning in 2006.
However, in making the election, you are required to pay a tax on any appreciation in the value of your shares as of January 2, 2001, and to restart your holding period in the shares on this date. The election does not apply to Portfolio shares redeemed on or before January 2, 2002.

Deferral of basis. If a sales charge has been imposed on your purchase of shares of a Portfolio and you redeem some or all of your shares in the Portfolio, and then reinvest the sales proceeds in the same Portfolio or another Portfolio within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. The IRS will require you to report any gain or loss on the redemption of your original shares in the Portfolio. In doing so, all or a portion of the sales charge that you paid for your original shares in the Portfolio will be excluded from your tax basis in the shares sold and will be added to the tax basis of the new shares.

U.S. government securities. The income earned on certain U.S. government securities is exempt from state and local income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Portfolio. The income on Portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g. Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations. Dividends paid by the Diversified Management Portfolio may not be exempt from state and local taxes in certain states by virtue of the fact that the Diversified Management Portfolio invests in U.S. government securities only indirectly by investing in underlying funds.

Dividends-received deduction for corporations. If you are a corporate shareholder, a percentage of the dividends paid by a Portfolio for the most recent fiscal year may have qualified for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Portfolio as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in complex securities. A Portfolio, or an underlying fund of the Diversified Management Portfolio, may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Portfolio, or an underlying fund of the Diversified Management Portfolio, is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Portfolio or to the underlying fund of the Diversified Management Portfolio (possibly causing the Portfolio or underlying fund to sell securities to raise the cash for necessary distributions). These rules could defer the Portfolio's or underlying fund's ability to recognize a loss, and, in limited cases, subject the Portfolio or underlying fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing, or character of the income distributed to you by the Portfolio or distributed by an underlying fund to the Diversified Management Portfolio and, in turn, to you.

Certification of foreign status. Treasury regulations have been issued that modify the information and forms that must be provided starting January 1, 2001 to certify that an owner of Portfolio shares is a foreign person. Foreign persons should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.


GENERAL INFORMATION

Audits and Reports.

The accounts of each Portfolio are audited each year by Tait, Weller & Baker of Philadelphia, PA, independent certified public accountants. Shareholders receive semi-annual and annual reports of the Portfolios including the annual audited financial statements and a list of securities owned.



PERFORMANCE

Current yield and total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Yield is the ratio of income per share derived from a Portfolio's investments to a current maximum offering price expressed in terms of percent. The yield is quoted based on earnings after expenses have been deducted. Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. Occasionally, a Portfolio may include its distribution rate in advertisements. The distribution rate is the amount of distributions per share made by the Portfolio over a 12-month period divided by the net asset value.

U.S. Securities and Exchange Commission rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Portfolio be accompanied by certain standardized performance information computed as required by the Commission. Current yield and total return quotations used by the Portfolios are based on the standardized methods of computing performance mandated by the U.S. Securities and Exchange Commission. An explanation of those and other methods used by the Fund to compute or express performance follows.

The average annual total return figures for The Crowley Income Portfolio for the one year period ending November 30, 2000, the five year period ending November 30, 2000, and the 10 year period ending November 30, 2000, were 5.32%, 4.93% and 6.16%, respectively. The average total return figures for The Crowley
Diversified Management Portfolio for the one year period ending November 30, 2000, five year period ending November 30, 2000, and the period from April 5, 1995 (commencement of operations) to November 30, 2000 (not annualized) were -6.20%, 7.54% and 7.80%, respectively.

As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period from the initial $1,000 purchase order. The quotation assumes the account was completely redeemed at the end of each one, five and ten-year period and assumes the deduction of all applicable charges and fees. According to the SEC formula:



                  P(1+T)n = ERV

where:

P        =        a hypothetical initial payment of $1,000.

T        =        average annual total return.

n        =        number of years.

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10-year periods, determined at the end of the 1, 5 or 10- year periods (or fractional portion thereof).

Regardless of the method used, past performance is not necessarily indicative of future results, but is an indication of the return to shareholders only for the limited historical period used.

Comparisons and Advertisements.

To help investors better evaluate how an investment in a Portfolio of the Fund might satisfy their investment objective, advertisements regarding the Fund's Portfolios may discuss yield or total return for a Portfolio as reported by various financial publications. Advertisements may also compare yield or total return to yield or total return as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

         Lipper Mutual Fund Performance Analysis
         Lipper Fixed Income Analysis
         Lipper Mutual Fund Indices
         Morgan Stanley World Index
         Lehman Brothers Treasury Index
         Salomon Brothers Corporate Bond Index


FINANCIAL STATEMENTS


The Fund's audited financial statements, related notes and the report of Tait, Weller & Baker for the fiscal year ended November 30, 2000, as set forth in the Fund's Annual Report to Stockholders dated November 30, 2000, are incorporated herein by reference. A shareholder may obtain a copy of the Annual Report to Shareholders upon request and without charge by contacting the Fund at the address or telephone number appearing on the cover of the Statement of Additional Information.

                                   Appendix A

                                     Ratings

General Rating Information

Bonds

Excerpts from Moody's description of its bond ratings: Aaa - judged to be the best quality. They carry the smallest degree of investment risk; Aa - judged to be of high quality by all standards; A - possesses favorable attributes and are considered "upper medium" grade obligations; Baa - considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba - judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B - generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa - are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca - represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C - the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Excerpts from S&P's description of its bond ratings: AAA - highest grade obligations. They possess the ultimate degree of protection as to principal and interest. AA - also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree. A - strong ability to pay interest and repay principal although more susceptible to changes in circumstances. BBB - regarded as having an adequate capacity to pay interest and repay principal. BB, B, CCC, CC - regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C - reserved for income bonds on which no interest is being paid. D - in default, and payment of interest and/or repayment of principal is in arrears.

                                   APPENDIX B

              INVESTMENT POLICIES AND PRACTICES OF UNDERLYING FUNDS

                             Convertible Securities

Certain preferred stocks and debt securities that may be held by an underlying fund have conversion features allowing the holder to convert securities into another specified security (usually common stock) of the same issuer at a specified conversion ratio (e.g., two shares of preferred for one share of common stock) at some specified future date or period. The market value of convertible securities generally includes a premium that reflects the conversion right. That premium may be negligible or substantial. To the extent that any preferred stock or debt security remains unconverted after the expiration of the conversion period, the market value will fall to the extent represented by that premium.

                               Foreign Investments

The Crowley Diversified Management Portfolio (the "Portfolio") may invest in certain underlying funds which invest all or a portion of their assets in foreign securities. Investing in securities of non-U.S. companies, which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts and other currency hedging techniques involve certain considerations comprising both opportunity and risk not typically associated with investing in U.S. dollar-denominated securities. Risks unique to international investing include: (1) restrictions on foreign investment and on repatriation of capital; (2) fluctuations in currency exchange rates; (3) costs of converting foreign currency into U.S. dollars; (4) price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in U.S. markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets, and war; (7) possible imposition of foreign taxes and exchange control and currency restrictions; (8) lack of uniform accounting, auditing, and financial reporting standards; (9) less governmental supervision of securities markets, brokers and issuers of securities; (10) less financial information available to investors;
(11)  difficulty  in enforcing  legal rights  outside the U.S.;  and (12) higher costs, including custodial fees. These risks are often heightened for investments in emerging or developing countries.

                          Foreign Currency Transactions

Foreign securities in which the underlying funds invest are subject to currency risk, (i.e., the risk that the U.S. dollar value of these securities may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.) To manage this risk and facilitate the purchase and sale of foreign securities, these underlying funds may engage in foreign currency transactions involving the purchase and sale of forward foreign currency exchange contracts. Although foreign currency transactions will be used primarily to protect the underlying funds from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted and the underlying funds' total return could be adversely affected.

                                Futures Contracts

An underlying fund may enter into futures contracts for the purchase or sale of debt securities and stock indexes. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts.

Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if a fund holds long-term U.S. Government securities and it anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of the fund's portfolio securities declined, the value of the fund's futures contracts would increase, thereby protecting the fund by preventing the net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities but permits the continued holding of securities other than the underlying securities. For example, if the fund expects long-term interest rates to decline, it might enter into futures contracts for the purchase of long-term securities so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase while continuing to hold higher-yield short-term securities or waiting for the long-term market to stabilize.

A stock index futures contract may be used to hedge an underlying fund's portfolio with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position that is intended to be protected, the desired protection may not be obtained, and the fund may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the fund than if it had not entered into futures contracts on debt securities or stock indexes.

In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

Finally, positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

                          Options on Futures Contracts

A fund also may purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. The fund may purchase put options on futures contracts in lieu of, and for the same purpose as, a sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities.

As with options on securities, the holder of an option may terminate a position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. The fund is required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those applicable to futures contracts described above, and, in addition, net option premiums received will be included as initial margin deposits.

In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to the fund, because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the fund when the use of a futures contract would not, such as when there is no movement in the prices of the underlying securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts as described above.

                               Options Activities

An underlying fund may write (i.e., sell) listed call options ("calls") if the calls are "covered" throughout the life of the option. A call is "covered" if the fund owns the optioned securities. When a fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period (usually not more than nine months in the case of common stock) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the fund will forgo any gain from an increase in the market price of the underlying security over the exercise price.

A fund may purchase a call on securities only to effect a "closing purchase transaction" which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the fund on which it wishes to terminate its obligation. If the fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the fund expires (or until the call is exercised and the fund delivers the underlying security).

An underlying fund also may write and purchase put options ("puts"). When a fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the fund at the exercise price at any time during the option period. When a fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. An underlying fund also may purchase stock index puts which differ from puts on individual securities in that they are settled in cash based on the values of the securities in the underlying index rather than by delivery of the underlying securities. Purchase of a stock index put is designed to protect against decline in the value of the portfolio generally rather than an individual security in the portfolio. If any put is not exercised or sold, it will become worthless on its expiration date.

A fund's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option. In this regard, trading in options on certain securities (such as U.S. Government securities) is relatively new so that it is impossible to predict to what extent liquid markets will develop or continue.

The underlying fund's custodian, or a securities depository acting for it, generally acts as escrow agent for the securities on which the fund has written puts or calls or for other securities acceptable for such escrow, so that no margin deposit is required of the fund. Until the underlying securities are released from escrow, they cannot be sold by the fund.

In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

                                     Hedging

An underlying fund may employ many of the investment techniques described in this APPENDIX not only for investment purposes, but also for hedging purposes. For example, an underlying fund may purchase or sell put and call options on common stocks to hedge against movements in individual common stock prices or purchase and sell stock index futures and related options to hedge against market wide movements in common stock prices. Although such hedging techniques generally tend to minimize the risk of loss that is hedged against, they also may limit commensurately the potential gain that might have resulted had the hedging transaction not occurred. Also, the desired protection generally resulting from hedging transactions may not always be achieved.

                                   Junk Bonds

Bonds which are rated BB and below by Standard & Poor's and Ba and below by Moody's (See "RISK FACTORS - Fixed income Securities" for a more detailed explanation of bond ratings) are commonly known as "junk bonds." Investing in junk bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. Junk bonds may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments.

Junk bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of junk bonds have been found to be less sensitive to interest rate changes than more highly rated investments but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bonds prices, because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of junk bonds defaults, a fund may incur additional expenses to seek recovery. In the case of junk bonds structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes and, therefore, tend to be more volatile than securities which pay interest periodically and in cash.

The secondary markets on which junk bonds are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of a fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of junk bonds, especially in a thinly traded market.

There may be special tax considerations associated with investing in junk bonds structured as zero coupon or payment-in-kind securities. A fund records the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date. A fund will be required to distribute all or substantially all such amounts annually and may have to obtain the cash to do so by selling securities which otherwise would continue to be held. Shareholders will be taxed on these distributions.

The use of credit ratings as the sole method of evaluating junk bonds can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of junk bonds. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.

                       Illiquid and Restricted Securities

An underlying fund may invest not more than 15% of its net assets in securities for which there is no readily available market ("illiquid securities") including securities the disposition of which would be subject to legal restrictions (so-called "restricted securities") and repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between an underlying fund's decision to dispose of such securities and the time when the fund is able to dispose of them, during which time the value of the securities (and therefore the value of the underlying fund's shares held by the Portfolio) could decline.

                             Industry Concentration

An underlying fund may concentrate its investments within one industry. Because the scope of investment alternatives within an industry is limited, the value of the shares of such an underlying fund may be subject to greater market fluctuation than an investment in a fund which invests in a broader range of securities.

                           Leverage through Borrowing

An underlying fund may borrow up to 33 1/3% of the value of its net assets on an unsecured basis from banks to increase its holdings of portfolio securities. Under the 1940 Act, a fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging will exaggerate the effect of any increase or decrease in the value of portfolio securities on a fund's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the interest and option premiums received from the securities purchased with borrowed funds.

                          Loans of Portfolio Securities

An underlying fund may lend its portfolio securities provided that: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned; (3) the fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

                               Master Demand Notes

Although the Portfolio itself will not do so, underlying funds (particularly money market mutual funds) may invest up to 100% of their assets in master demand notes. Master demand notes are unsecured obligations of U.S. corporations redeemable upon notice that permit investment by a fund of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the fund and the issuing corporation. Because they are direct arrangements between the fund and the issuing corporation, there is no secondary market for the notes. However, they are redeemable at face value plus accrued interest at any time.

                              Repurchase Agreements

Underlying funds, particularly money market funds, may enter into repurchase agreements with banks and broker-dealers under which they acquire securities subject to an agreement with the seller to repurchase the securities at an agreed upon time and price. These agreements are considered under the 1940 Act to be loans by the purchaser collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, the underlying fund may experience delay or difficulties in exercising its rights to realize upon the securities held as collateral and might incur a loss if the value of the securities should decline.

                                   Short Sales

An underlying fund may sell securities short. In a short sale, a fund sells stock that it does not own, making delivery with securities "borrowed" from a broker. The fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may not be less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the fund may also have to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out.

The fund also must deposit in a segregated account an amount of cash or U.S. Government securities equal to the difference between: (a) the market value of the securities sold short at the time they were sold short; and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the fund must maintain daily the segregated account at such a level that: (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short; and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short. Depending upon market conditions, up to 80% of the value of a fund's net assets may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to a segregated account in connection with short sales.

The fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale.

A short sale is "against the box" if at all times when the short position is open the fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Such a transaction serves to defer a gain or loss for federal income tax purposes.

                                    Warrants

An underlying fund may invest in warrants, which are options to purchase equity securities at specific prices valid for a specific period of time. The prices do not necessarily move parallel to the prices of the underlying securities.
Warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and the fund will lose the purchase price and the right to purchase the underlying security.

INVESTMENT ADVISOR
Crowley & Crowley Corp.
3201-B Millcreek Road
Wilmington, DE 19808

DISTRIBUTOR
Crowley Securities
3201-B Millcreek Road
Wilmington, DE 19808

TRANSFER AGENT
Crowley Financial Group
3201-B Millcreek Road
Wilmington, DE 19808

CUSTODIAN
Wilmington Trust Company
Rodney Square North
Wilmington, DE 19890

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

AUDITORS
Tait, Weller & Baker
Eight Penn Center
Suite 800
Philadelphia, PA 19102-1707

                                                    10
                                        1


                        THE CROWLEY PORTFOLIO GROUP, INC.

                                     PART C
                                OTHER INFORMATION

Item 23. EXHIBITS.
     (a) Articles of Incorporation. Registrant's Articles of Incorporation dated August 14, 1989 are incorporated herein by reference to Item 24.(b)(1)(a) of Post-Effective Amendment No. 8/10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-30975 and 811-5875) as filed with the Securities and Exchange Commission ("SEC") on April 1, 1996.
     (1) (AUTHORIZATION/CLASSIFICATION OF "THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO"). Articles Supplementary dated March 16, 1995 as filed with the Maryland State Department of Assessments and Taxation on March 22, 1995 are incorporated herein by reference to Item 24.(b)(1)(b) of Post-Effective Amendment No. 8/10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-30975 and 811-5875) as filed with the SEC on April 1, 1996.
     (2) (CHANGE OF NAME OF "THE CROWLEY GROWTH PORTFOLIO" AS "THE CROWLEY GROWTH AND INCOME PORTFOLIO"). Articles of Amendment dated March 7, 1996 to the Registrant's Articles of Incorporation dated August 14,
          1989 as filed with the Maryland State Department of Assessments and Taxation on March 29, 1996 are incorporated herein by reference to
          Item 24.(b)(c) of Post-Effective Amendment No. 8/10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-30975 and 811-5875) as filed with the SEC on April 1, 1996.

     (3) (CHANGE OF ADDRESS OF RESIDENT AGENT). Change of Address of Resident Agent effective November 12, 1997 as filed with the Maryland Department of Assessments and Taxation is incorporated by reference to
          Item 23.(a)(3) of Post-Effective Amendment No. 13/15 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-30975 and 811-5875) as filed with the SEC on February 29, 2000.
     (4) (DELETION OF THE CROWLEY GROWTH AND INCOME PORTFOLIO/RECLASSIFICATION OF SHARES). Articles Supplementary dated November 23, 1998 to the Registrant's Articles of Incorporation dated August 14, 1989 as filed with the Maryland Department of Assessments and Taxation on November 25, 1998 is incorporated by reference to Item 23.(a)(4) of Post-Effective Amendment No. 13/15 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-30975 and 811-5875) as filed with the SEC on February 29, 2000.

     (b) By-Laws By-Laws of the Registrant are incorporated herein by reference to Item 24.(b)(2) of Post-Effective Amendment No. 8/10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-30975 and 811-5875) as filed with the SEC on April 1, 1996.
    (c)  Instruments Defining the Rights of Security Holders:
    (1)  Specimens.
     a. The Crowley Income Portfolio. Specimen certificate is incorporated herein by reference to Item 24.(b)(4)(b) of Post-Effective Amendment No. 8/10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-30975 and 811-5875) as filed with the SEC on April 1, 1996.
     b. The Crowley Diversified Management Portfolio. Specimen certificate is incorporated herein by reference to Item 24.(b)(4)(c) of
Post-Effective Amendment No. 8/10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-30975 and 811-5875) as filed with the Securities and Exchange Commission ("SEC") on April 1, 1996.
    (2)  Articles of Incorporation.
     a.      Articles of Incorporation effective 8/15/89.
             Article FIFTH;
             Article SEVENTH; and
             Article TENTH
              - The Crowley Growth Portfolio and The Crowley Income Portfolio.
     b.      Articles Supplementary effective 3/22/95.
             Article SECOND - The Crowley Diversified Management Portfolio.
     c.      Articles Supplementary effective 3/29/96.
             Article FIRST - "The  Crowley  Growth and  Income  Portfolio"
            (f/k/a  "The Crowley Growth Portfolio").
     d.      Articles Supplementary effective 11/25/98.
             Article FOURTH - The Crowley Growth and Income Portfolio, The
                  Crowley Diversified Management Portfolio and The Crowley Income Portfolio.
     (3)      By-Laws.
      a.      Article II, "Stockholders and Stock Certificates;"
              Article III, "Meetings of Stockholders;"
              Article IV, "Directors," Sections 2. and 4.;
              Article X, "Dividends"; and
              Article XII, "Notices."
     (d) Investment Advisory Contracts. (1) Management Contract dated December 6, 1989 between Crowley & Crowley Corp. and the Registrant on behalf of The Crowley Income Portfolio is incorporated herein by reference to
          Item  24.(b)(5)(b)  of  Post-Effective   Amendment  No.  8/10  to  the
          Registrant's Registration Statement on Form N-1A (File Nos. 33-30975 and 811-5875) as filed with the SEC on April 1, 1996.

     (2) Management Contract dated March 31, 1995 between Crowley & Crowley Corp. and the Registrant on behalf of The Crowley Diversified
          Management Portfolio is incorporated herein by reference to Item 24.(b)(5)(c) of Post-Effective Amendment No. 8/10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-30975 and 811-5875) as filed with the SEC on April 1, 1996.

     (e)      Underwriting or Distribution Contract Between the Registrant and a
                  Principal Underwriter.
     (1) Distribution Agreement dated December 6, 1989 between Crowley Securities and the Registrant on behalf of The Crowley Income Portfolio is incorporated herein by reference to Item 24.(b)(6)(b) of Post-Effective Amendment No. 8/10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-30975 and 811-5875) as filed with the SEC on April 1, 1996.
     (2) Distribution Agreement dated March 31, 1995 between Crowley Securities and the Registrant on behalf of The Crowley Diversified Management Portfolio is incorporated herein by reference to Item 24.(b)(6)(c) of Post-Effective Amendment No. 8/10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-30975 and 811-5875) as filed with the SEC on April 1, 1996.
     (3) FORM OF Selling Dealer Agreement between Crowley Securities and Selected Dealers is incorporated herein by reference to Item 24.(b)(6)(d) of Post-Effective Amendment No. 8/10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-30975 and 811-5875) as filed with the SEC on April 1, 1996.
     (f)      Bonus of Profit Sharing Contracts.
                  Not Applicable.

     (g)      Custodian Agreements.
     (1) Custodian Agreement dated November 29, 1989 between the Registrant and Wilmington Trust Company on behalf of The Crowley Income Portfolio is incorporated herein by reference to Item 24.(b)(8)(b) of Post-Effective Amendment No. 8/10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-30975 and 811-5875) as filed with the SEC on April 1, 1996.
     (2) Custodian Agreement dated March 31, 1995 between the Registrant and Wilmington Trust Company on behalf of The Crowley Diversified Management Portfolio is incorporated herein by reference to Item 24.(b)(8)(c) to Post-Effective Amendment No. 8/10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-30975 and 811-5875) as filed with the SEC on April 1, 1996.

     (h)      Other Material Contracts.
     (1) Shareholder Services Agreement dated August 1, 1993 between the Registrant and The Crowley Financial Group, Inc. (the "Agreement") on behalf of The Crowley Growth and Income Portfolio (f/k/a "The Crowley Growth Portfolio") and The Crowley Income Portfolio is incorporated herein by reference to Item 24.(b)(9)(a) to Post-Effective Amendment No. 8/10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-30975 and 811-5875) as filed with the SEC on April 1, 1996.
     (a) Amendment I dated March 31, 1995 to the Agreement on behalf of The Crowley Diversified Management Portfolio is incorporated herein by reference to Item 24.(b)(9)(b) of Post-Effective Amendment No. 8/10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-30975 and 811-5875) as filed with the SEC on April 1, 1996.
     (b)  Amendment II to the Agreement regarding the deletion of
          The  Crowley   Growth  and  Income   Portfolio  to  the
          Agreement   is   incorporated   by  reference  to  Item
          23.(h)(1)(b) of  Post-Effective  Amendment No. 13/15 to
          the  Registrant's  Registration  Statement on Form N-1A
          (File Nos. 33-30975 and 811-5875) as filed with the SEC
          on February 29, 2000.
     (i)  Opinion and Consent of  Counsel.  Opinion of  Stradley,
          Ronon,  Stevens & Young,  LLP dated  March 29,  1999 is
          herein  incorporated  by  reference  to Item  23.(i) of
          Post-Effective  Amendment No. 12/14 to the Registrant's
          Registration Statement on Form N-1A (File Nos. 33-30975
          and 811-5875) as filed with the SEC on March 30, 1999.
     (j)  Other Opinions and Consents.
          Consent  of  Tait,  Weller  &  Baker,   Independent   Public
          Accountants dated March 27, 2001 is filed herewith as Exhibit EX-99.j.
     (k)  Omitted Financial Statements.
                  Not Applicable.

     (l)  Initial Capital Agreements.
     (a) Letter of Initial Capital dated December 1, 1989 from William O. and Elynor K. Cregar is incorporated herein by reference to Item 24.(b)13 of Post-Effective Amendment No. 8/10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-30975 and 811-5875) as filed with the SEC on April 1, 1996.

      (m) Rule 12b-1 Plan.
                  Not Applicable.

      (n) Rule 18f-3 Plan.
                  Not Applicable.

      (o) Reserved.

      (p) Code of Ethics.
          The  Code  of  Ethics  of  the  Registrant,  the  Investment
                 Adviser, and the Underwriter, are filed herewith as Exhibit EX-99.p.


Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                  THE FUND.
                  None.

Item 25.          INDEMNIFICATION.
                  Under the terms of the Maryland General Corporation Law and Article EIGHTH of the Registrant's Articles of Incorporation, the Registrant shall indemnify any person who was or is a director, officer or employee of the Registrant to the maximum extent permitted by the Maryland General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a
determination   that   indemnification   of  such   persons  is  proper  in  the
circumstances. Such determination shall be made:
                  (i) by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings; or
                  (ii) if the required quorum is not obtainable or if a quorum of such Directors so directs, by independent legal counsel in a written opinion.
                  No indemnification will be provided by the Registrant to any Director or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.
As  permitted   by  Article   EIGHTH  of  the   Registrant's   Articles  of
Incorporation dated August 14, 1989:
(a) To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for money damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.
(b) The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by Bylaw, resolution or agreement make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.
(c) No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Item 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT
                  ADVISOR .
The principal business of Crowley & Crowley Corp. is to provide investment counsel and advice to individual investors.

Item 27. PRINCIPAL UNDERWRITERS.
     (a) Crowley Securities, Inc., the only principal underwriter of the Registrant, does not act as principal underwriter, depositor or investment Advisor to any other investment company.
     (b) Herewith is the information required by the following table with respect to each director, officer or partner of the only underwriter named in answer to Item 20 of Part B:
Name and Principal Business Address  Positions and Offices Position and Offices
                                         with Underwriter       with Fund

Robert A. Crowley                       General Partner
3201-B Millcreek Road
Suite H
Wilmington, DE  19808

Frederick J. Crowley, Jr.                General Partner      Vice President
3201-B Millcreek Road
Suite H
Wilmington, DE  19808


(c)      Not Applicable.

Item 28. LOCATION OF ACCOUNTS AND RECORDS.
                  All records described in Section 31(a) [15 U.S.C. 80a-30(a)] of the Investment Company Act of 1940, as amended, and the Rules under that Section, are maintained by the Registrant's Investment Advisor, Crowley & Crowley Corp., except for those maintained by the Registrant's custodian, Wilmington Trust Company, Rodney Square North, Wilmington, DE 19890, and the Registrant's administrator, transfer, redemption, dividend disbursing and accounting agent, The Crowley Financial Group, Inc.

Item 29. MANAGEMENT SERVICES.
                  All   management   services  are  covered  in  the  management
agreement between the Registrant and Crowley & Crowley Corp., as discussed in Parts A and B.

Item 30. UNDERTAKINGS.
                  (1) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
                  (2) Registrant hereby undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communication with other shareholders, as directed by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington and State of Delaware on the 21st day of March, 2001.


                        THE CROWLEY PORTFOLIO GROUP, INC.


                         By: /S/ Robert A. Crowley______
                     ---------------------------------------
                          Robert A. Crowley, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

              Signature                     Title                    Date



/S/ Robert A. Crowley                President, Treasurer
---------------------
Robert A. Crowley                        and Director           March 21, 2001
                                                                --------------


/S/ Frederick J. Crowley, Jr.     Vice President, Secretary
-----------------------------
Frederick J. Crowley, Jr.                and Director           March 21, 2001
                                                                --------------


/S/ William O. Cregar
William O. Cregar                          Director             March 21, 2001
                                                                --------------


/S/ Bruce A. Humphries
Bruce A. Humphries                         Director             March 21, 2001
                                                                --------------


/S/ Daniel J. Piscitello
Daniel J. Piscitello                       Director             March 21, 2001
                                                                --------------


/S/ Peter Veenema
Peter Veenema                              Director             March 21, 2001
                                                                --------------

                                  EXHIBIT INDEX

EX-99.j. Consent of Tait, Weller & Baker, Independent Public Accountants dated March 27, 2001.

EX-99.p.   Code of Ethics for Registrant, Investment Adviser and Underwriter

               CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

We consent to the reference to our firm in the Registration Statement, (Form N-1A), and related Statement of Additional Information of The Crowley Portfolio Group, Inc. and to the inclusion of our report dated December 18, 2000 to the Shareholders and Board of Directors of The Crowley Portfolio Group, Inc.


                            /S/ TAIT, WELLER & BAKER
                              TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
March 27, 2001

                                 CODE OF ETHICS
                                       OF
                        THE CROWLEY PORTFOLIO GROUP, INC.
                             CROWLEY & CROWLEY CORP.
                               CROWLEY SECURITIES

PREAMBLE

                  This Code of Ethics is being adopted for The Crowley Portfolio Group, Inc. (the "Fund"), Crowley & Crowley Corp., the investment adviser to each series of the Fund (the "Adviser"), and Crowley Securities, the distributor of shares of the Fund (the "Underwriter"), in compliance with the requirements of Rule 17j-1 (the "Rule") adopted by the United States Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act") to effectuate the purposes and objectives of that Rule. The Rule makes it unlawful for certain persons, including any officer or director of the Fund, Adviser or Underwriter, in connection with the purchase or sale by such person of a security held or to be acquired by the Fund:1

                  (1 To employ any device, scheme or artifice to defraud the Fund;

                  (2) To make any untrue statement of a material fact to the Fund or omit to state a material fact necessary in order to make the statements made to the Fund, in light of the circumstances under which they are made, not misleading;

                  (3) To engage in any act, practice or course of business that operates or would operate as a fraud or deceit upon the Fund; or

                  (4) To engage in any manipulative practice with respect to the Fund.

                  The Rule also requires that the Fund, Adviser and Underwriter adopt a written code of ethics, which shall be approved by a majority of the Board of Directors of the Fund ("Board of Directors") ( including a majority of Disinterested Directors) and that contains provisions reasonably necessary to prevent certain persons from engaging in acts in violation of the above standard and shall use reasonable diligence and institute procedures reasonably necessary, to prevent violations of the Code of Ethics.

                  Set forth below is the Code of Ethics for the Fund, Adviser and Underwriter approved by the Board of Directors in compliance with the Rule. This Code of Ethics is based upon the principle that certain persons, including the directors, officers and certain affiliated persons of the Fund, Adviser and Underwriter, owe a fiduciary duty to, among others, the shareholders of the Fund to conduct their affairs, including their personal securities transactions, in such manner to avoid (i) serving their own personal interests ahead of shareholders; (ii) taking inappropriate advantage of their position with the Fund; and (iii) any actual or potential conflicts of interest or any abuse of their position of trust and responsibility.

1.       DEFINITIONS

         (a) "Access Person" means any director, officer, general partner or Advisory Person of the Fund or Adviser, and any director, officer or general partner of the Underwriter who, in the ordinary course of business, makes, participates in or obtains information regarding the purchase or sale of Securities by the Fund for which the Underwriter acts, or whose functions or duties in the ordinary course of business relate to the making of any recommendation to the Fund regarding the purchase or sale of Securities.

         (b) "Advisory Person" means (i) any employee of the Fund or Adviser (or of any company in a control relationship to the Fund or Adviser) who, in connection with his regular functions or duties, normally makes, participates in, or obtains current information regarding the purchase or sale of a Security by the Fund, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and
                  (ii) any natural person in a control relationship to the Fund or Adviser who regularly obtains current information concerning recommendations made to the Fund with regard to the purchase or sale of a Security by the Fund.

         (c) A security is "being considered for purchase or sale" or is "being purchased or sold" when a recommendation to purchase or sell the security has been made and communicated to the Trading Desk, which includes when the Fund has a pending "buy" or "sell" order with respect to a security, and, with respect to the person making the recommendation, when such person seriously considers making such a recommendation.

         (d) "Beneficial ownership" shall be as defined in, and interpreted in the same manner as it would be in determining whether a person is subject to the provisions of, Section 16 of the Securities Exchange Act of 1934 and the rules and regulations thereunder which, generally speaking, encompasses those situations where the beneficial owner has the right to enjoy some economic benefit from the ownership of the security. A person is normally regarded as the beneficial owner of securities held in the name of his or her spouse or minor children living in his or her household.

         (e)      "Control" shall have the same meaning as that set forth in
         Section 2(a)(9) of the Act.

         (f) "Disinterested Director" means a Director of the Fund who is not an "interested person" of the Fund within the meaning of
                  Section 2(a)(19) of the Act.

         (g) "Investment Personnel" means (i) any Portfolio Manager of the Fund as defined in (h) below; (ii) securities analysts, traders and other personnel who provide information and advice to the Portfolio Manager or who help execute the Portfolio Manager's decisions; (iii) any employee of the Fund or Adviser (or of any company in a control relationship to the Fund or Adviser) who, in connection with his or her regular functions or duties, makes or participates in making recommendations regarding the purchase or sale of securities by the Fund; and
                  (iv) any natural person who controls the Fund or Adviser and who obtains information concerning recommendations made to the Fund regarding the purchase or sale of securities by the Fund.

         (h) "Portfolio Manager" means an employee of Adviser of the Fund entrusted with the direct responsibility and authority to make investment decisions affecting an investment company.

         (i) "Purchase or sale of a security" includes the writing of an option to purchase or sell a security.

         (j)      "Security" or "Securities" shall have the meaning set forth in
                  Section 2(a)(36) of the Act, except that it shall not include securities issued by the government of the United States or by federal agencies and which are direct obligations of the United States, bankers' acceptances, bank certificates of deposit, commercial paper, high quality short-term debt obligations (including repurchase agreements) and shares of registered open-end investment companies.

2.       PROHIBITED TRANSACTIONS

         (a) No Access Person shall engage in any act, practice or course of conduct, which would violate the provisions of Rule 17j-1 set forth above.

         (b)      No Access Person shall:

                  (i)      purchase  or  sell,   directly  or  indirectly,   any
                           Security  in  which  he  has  or by  reason  of  such
                           transaction acquires, any direct or indirect beneficial ownership and which to his or her actual knowledge at the time of such purchase or sale:

                                    (A)     is being considered for purchase or
                                     sale by the Fund, or

                                    (B)     is being purchased or sold by the
                                     Fund;

                  (ii) disclose to other persons the securities activities engaged in or contemplated for the various portfolios of the Fund;

                  (iii) seek or accept anything of more than de minimis value, either directly or indirectly, from broker-dealers or other persons providing services to the Fund because of such person's association with the Fund. For the purposes of this provision, the following gifts from broker-dealers or other persons providing services to the Fund will not be a violation of this section:

                                    (A)     an occasional meal;

                                    (B)     an occasional ticket to a sporting
                                            event, the theater or comparable
                                            entertainment, for which the access
                                            person will reimburse the host;

                                    (C)     a  holiday  gift of  fruit  or other
                                            foods, provided,  however, that such
                                            gift  is  made   available   to  all
                                            members    of    the     recipient's
                                            department.

         (c)      No Investment Personnel shall:

                  (i) directly or indirectly acquire beneficial ownership in any securities in an initial public offering ("IPO"), in order to preclude any possibility of such person profiting from his or her position with the Fund.

                  (ii) directly or indirectly acquire beneficial ownership of any securities in a private placement, without prior approval of the Compliance Officer of the Fund or other officer of the Fund designated by the Board of Directors. Any person authorized to purchase securities in a private placement shall disclose that investment when they play a part in any Fund's subsequent consideration of an investment in the issuer. In such circumstances, the Fund's decision to purchase securities of the issuer shall be subject to independent review by the Fund's officers with no personal interest in the issuer.

                  (iii) profit in the purchase and sale, or sale and purchase, of the same (or equivalent) securities within sixty (60) calendar days. Any profits realized on such short-term trades shall be subject to disgorgement.

                  (iv) serve on the board of directors of any publicly traded company without prior authorization of the Chairman and/or President of the Fund. Any such authorization shall be based upon a determination that the board service would be consistent with the interests of the Fund and its shareholders.

         (d)      No Portfolio Manager shall:

                  (i) buy or sell a security within at least seven (7) calendar days before and after any portfolio of the Fund that he or she manages trades in that security. Any profits realized on trades within the proscribed period are required to be disgorged.

3.       EXEMPTED TRANSACTIONS

         The prohibitions of Sections 2(b), 2(c) and 2(d) shall not apply to:

         (a) purchases or sales effected in any account over which the Access Person has no direct or indirect influence or control;

         (b) purchases or sales which are non-volitional on the part of either the Access Person or the Fund;

         (c) purchases which are part of an automatic dividend reinvestment plan;

         (d) purchases effected upon the exercise of rights issued by an issuer pro rata to all holders of a class of its securities, to the extent such rights were acquired from such issuer, and sales of such rights so acquired; and

         (e)      purchases or sales of shares of any series of the Fund.

4.       COMPLIANCE PROCEDURES

         (a)      Pre-clearance

                  With the exception of the Disinterested Directors of the Fund, all Access Persons shall receive prior approval from the Compliance Officer of the Fund, Adviser or Underwriter, as applicable, or other officer of the Fund designated by the Board of Directors before purchasing or selling securities. With regard to approved purchases of securities in an IPO or private placement, said Compliance Officer will retain a record of approval as well as the rationale supporting such approval.

         (b)      Disclosure of Personal Holdings (Initial and Annual Reports)
                  ------------------------------------------------------------

                  All Access Persons, with the exception of Disinterested Directors of the Fund, shall report and disclose to the Compliance Officer of the Fund, Adviser or Underwriter, as applicable, all personal Securities holdings upon commencement of employment with the Fund, Adviser or Underwriter, as the case may be, and thereafter on an annual basis. This Initial Report shall be made on the form attached as Exhibit A and the Annual Report shall be made on the form attached as Exhibit B. Access Persons shall also provide in each report the name of any broker, dealer or bank with whom the Access Person maintained an account in which any securities are held for the direct or indirect benefit of the Access Person.

                  (i) Initial Reports shall be made no later than 10 days after the person becomes an Access Person.

                  (ii) Annual Reports shall be submitted within 30 days after the end of each calendar year and provide information on personal securities holdings that is current as of a date no more than 30 days before the date such Annual Report is submitted.

         (c)      Annual Certification of Compliance with Code of Ethics
                  ------------------------------------------------------

                  With the exception of the Disinterested Directors of the Fund, every Access Person shall certify annually that:

                  (i) they have read and understand the Code of Ethics and recognize that they are subject thereto;

                  (ii) they have complied with the requirements of the Code of Ethics; and

                  (iii)    they   have   reported   all   personal    securities
                           transactions required to be reported pursuant to the requirements of the Code of Ethics.

         (d)      Reporting Requirements (Quarterly Reports)

                  (i) Every Access Person, with the exception of the Disinterested Directors of the Fund, shall report to the Compliance Officer of the Fund, Adviser or Underwriter, as applicable, the information described in, Sub-paragraph (d)(iii) of this Section with respect to transactions in any security in which such person has, or by reason of such transaction acquires, any direct or indirect beneficial ownership in the security; provided, however, that an Access Person shall not be required to make a report with respect to transactions effected for any account over which such person does not have any direct or indirect influence.

                  (ii) A Disinterested Director of the Fund need only report a transaction in a security if such director, at the time of that transaction knew, or, in the ordinary course of fulfilling his official duties as a director, should have known that, during the 15-day period immediately preceding or after the date of the transaction by the director, such security was purchased or sold by the Fund or was being considered for purchase by the Fund or by its investment adviser. Such reports will include the information described in Sub-paragraph (d)(iii) of this Section.

                  (iii) Reports required to be made under this Paragraph (d) shall be made not later than 10 days after the end of the calendar quarter in which the transaction to which the report relates was effected. Every Access Person, with the exception the Disinterested Directors of the Fund (unless required by Sub-paragraph (d)(ii) above), shall be required to submit a report for all periods, including those periods in which no securities transactions were effected. Access Persons shall also provide in each report the name of any broker, dealer or bank with whom the Access Person maintained an account in which any securities are held for the direct or indirect benefit of the Access Person and the date the account was established. A report shall be made on the form attached hereto as Exhibit C or on any other form containing the following information:

                                    (A)     the  date  of the  transaction,  the
                                            title,   the   interest   rate   and
                                            maturity date (if  applicable),  and
                                            the  number  of   shares,   and  the
                                            principal  amount  of each  security
                                            involved;

                                    (B)     the nature of the transaction (i.e.,
                                            purchase, sale or any other type of
                                            acquisition or disposition);


                                    (C)     the price at which the transaction
                                            was effected;

                                    (D)     the name of the broker, dealer or
                                            bank with or through whom the
                                            transaction was effected;
                                            and

                                    (E)     the date that the report is
                                            submitted.

                  (iv) Any such report may contain a statement that the report shall not be construed as an admission by the person making such report that he or she has any direct or indirect beneficial ownership in the security to which the report relates.

                  (v) With the exception of the Disinterested Directors of the Fund, every Access Person shall direct their brokers to supply to the Compliance Officer of the Fund, Adviser or Underwriter, as applicable, on a timely basis, duplicate copies of the confirmation of all personal securities transactions and copies of all periodic statements for all securities accounts.

                  (vi) The Compliance Officer of the Fund, Adviser or Underwriter, as applicable, shall notify each Access Person that he or she is subject to these reporting requirements, and shall deliver a copy of this Code of Ethics to each such person upon request.

         (e)      Conflict of Interest

                  Every Access Person shall notify the appropriate Compliance Officer of any personal conflict of interest relationship which may involve the Fund, such as the existence of any economic relationship between their transactions and securities held or to be acquired by any series of the Fund. Such notification shall occur in the pre-clearance process.

         (f)      Review of Reports

                  The Compliance Officer of the Fund, Adviser and Underwriter shall review the initial, annual and quarterly holding reports and transaction statements submitted to them by Access Persons as soon as practicable after the submission of such reports to the Compliance Officer to determine compliance with this Code of Ethics.

5.       REPORTING OF VIOLATIONS TO THE BOARD OF DIRECTORS

         (a)      The Compliance Officer shall promptly report to the Board of
                  Directors:

                  (i) all apparent violations of this Code of Ethics and the reporting requirements thereunder; and

                  (ii) any reported transaction in a security which was purchased or sold by the Fund within fifteen (15) days before or after the date of the reported transactions.

         (b) When the Compliance Officer of the Fund, Adviser or Underwriter finds that a transaction otherwise reportable to the Board of Directors under Paragraph (a) of this Section could not reasonably be found to have resulted in a fraud, deceit or manipulative practice in violation of Rule 17j-1(a), it may, in its discretion, lodge a written memorandum of such finding and the reasons therefor with the reports made pursuant to this Code of Ethics, in lieu of reporting the transaction to the Board of Directors.

         (c) The Board of Directors, or a Committee of Directors created by the Board of Directors for that purpose, shall consider reports made to the Board of Directors hereunder and shall determine whether or not this Code of Ethics has been violated and what sanctions, if any, should be imposed.

6.       ANNUAL REPORTING TO THE BOARD OF DIRECTORS

         The Compliance Officer of the Fund, Adviser and Underwriter shall each prepare an annual written report relating to this Code of Ethics to the Board of Directors. Such annual report shall:

         (a) summarize existing procedures concerning personal investing and any changes in the procedures made during the past year;

         (b) describe any issues arising under the Code of Ethics since the last report to the Board of Directors and identify any violations requiring significant remedial action, and the sanctions imposed during the past year;

         (c) identify any recommended changes in the existing restrictions or procedures based upon the experience of the Fund, Adviser and Underwriter under the Code of Ethics, evolving industry practices or developments in applicable laws or regulations; and

         (d) certify that the Fund, Adviser, and Underwriter have adopted procedures reasonably necessary to prevent Access Persons from violating this Code of Ethics.

7.       SANCTIONS

         Upon discovering a violation of this Code of Ethics, the Board of Directors may impose such sanctions as they deem appropriate, including, among other things, a letter of censure or suspension or termination of the employment of the violator.

8.       RETENTION OF RECORDS

         This Code of Ethics, a list of all persons required to make reports hereunder from time to time, or who are responsible for reviewing such reports, a copy of each report made by an Access Person hereunder, a record of any decision and the rationale supporting the decision to approve the purchase of securities described in Section 4(C) of this Code of Ethics, each memorandum made by the Compliance Officer hereunder and a record of any violation hereof and any action taken as a result of such violation, a copy of each written annual report to the Board of Directors, shall be maintained by the Fund, Adviser and Underwriter as required under Rule 17j-1.


Dated: _____________________

                                        6
                                                                      Exhibit A
                        THE CROWLEY PORTFOLIO GROUP, INC.
                             CROWLEY & CROWLEY CORP.
                               CROWLEY SECURITIES

                                 CODE OF ETHICS

                                 INITIAL REPORT

To the Compliance Officer:

         1. I hereby acknowledge receipt of a copy of the Code of Ethics for The Crowley Portfolio Group, Inc. (the "Fund"), Crowley & Crowley Corp. (the "Adviser"), and Crowley Securities (the "Underwriter").

         2. I have read and understand the Code of Ethics and recognize that I am subject thereto in the capacity of an "Access Person."

         3. Except as noted below, I hereby certify that I have no knowledge of the existence of any personal conflict of interest relationship which may involve the Fund, such as any economic relationship between my transactions and securities held or to be acquired by the Fund or any of its Portfolios.

         4. As of the date below I had a direct or indirect beneficial ownership in the following securities:

                                          Dollar Amount of    Type of Interest
      Name of Security  Number of Shares    Transaction    (Direct or Indirect)
      ----------------  ----------------    -----------    --------------------













         5. I hereby represent that I maintain account(s) as of the date this report is submitted in which Securities are held for my direct or indirect benefit with the brokers, dealers or banks listed below.
                          Name of Broker/Dealer or Bank
                               Maintaining Account             Date Established







Name:
       ----------------------------------------------
Title:
        ---------------------------------------------
Date:
       ----------------------------------------------

                                                                      Exhibit B
                        THE CROWLEY PORTFOLIO GROUP, INC.
                             CROWLEY & CROWLEY CORP.
                               CROWLEY SECURITIES

                                 CODE OF ETHICS
                                  ANNUAL REPORT

To the Compliance Officer:

         1. I have read and understand the Code of Ethics of _________________ and recognize that I am subject thereto in the capacity of an "Access Person."

         2. I hereby certify that, during the year ended December 31, 20__, I have complied with the requirements of the Code of Ethics and I have reported all securities transactions required to be reported pursuant to the Code of Ethics.

         3. Except as noted below, I hereby certify that I have no knowledge of the existence of any personal conflict of interest relationship which may involve the Fund, such as any economic relationship between my transactions and securities held or to be acquired by the Fund or any of its Portfolios.

         4. As of December 31, 20__, I had a direct or indirect beneficial ownership in the following securities:

                                        Dollar Amount of    Type of Interest
Name of Security  Number of Shares        Transaction    (Direct or Indirect)
----------------  ----------------        -----------    --------------------













         5. I hereby represent that I maintain the account(s) listed below in which Securities are held for my direct or indirect benefit with the brokers, dealers or banks listed below.
                          Name of Broker/Dealer or Bank
                               Maintaining Account             Date Established







Name:
       ----------------------------------------------
Title:
        ---------------------------------------------
Date:
       ----------------------------------------------

                                                                     Exhibit C
                        THE CROWLEY PORTFOLIO GROUP, INC.
                             CROWLEY & CROWLEY CORP.
                               CROWLEY SECURITIES

                                 CODE OF ETHICS

                         Securities Transactions Report
                    For the Calendar Quarter Ended: _________

To the Compliance Officer:

         During the quarter referred to above, the following transactions were effected in securities of which I had, or by reason of such transaction acquired, direct or indirect beneficial ownership, and which are required to be reported pursuant to the Code of Ethics adopted by the Fund, Adviser and Underwriter.

=================== ============== =============== ============= ================= ================= =========== ==================
                      Interest
                      Rate And                                        Dollar          Nature Of                        Name of
                      Maturity        Date Of         No. Of        Amount Of        Transaction       Price        Broker/Dealer
 Name of Security     Date (If      Transaction       Shares       Transaction     (Purchase, Sale,                Or Bank Through
                     Applicable)                                                        Other)                      Whom Effected
------------------- -------------- --------------- ------------- ----------------- ----------------- ----------- ------------------

------------------- -------------- --------------- ------------- ----------------- ----------------- ----------- ------------------

------------------- -------------- --------------- ------------- ----------------- ----------------- ----------- ------------------

------------------- -------------- --------------- ------------- ----------------- ----------------- ----------- ------------------

------------------- -------------- --------------- ------------- ----------------- ----------------- ----------- ------------------

------------------- -------------- --------------- ------------- ----------------- ----------------- ----------- ------------------

------------------- -------------- --------------- ------------- ----------------- ----------------- ----------- ------------------

------------------- -------------- --------------- ------------- ----------------- ----------------- ----------- ------------------

=================== ============== =============== ============= ================= ================= =========== ==================

         This report (i) excludes transactions with respect to which I had no direct or indirect influence or control, (ii) other transactions not required to be reported, and (iii) is not an admission that I have or had any direct or indirect beneficial ownership in the securities listed above.

         I hereby represent that I established the brokerage accounts listed below, in which Securities were held during the quarter referenced above for my indirect or direct benefit.

                          Name of Broker/Dealer or Bank         Date Established
                               Maintaining Account






         Except as noted in this report, I hereby certify that I have no knowledge of the existence of any personal conflict of interest relationship which may involve the Fund, such as the existence of any economic relationship between my transactions and securities held or to be acquired by the Fund or any of its Portfolios.



Name:
       ----------------------------------------------
Title:
        ---------------------------------------------
Date:
       ----------------------------------------------




--------
1 A security is deemed to be "held or to be acquired" if within the most recent fifteen (15) days it (i) is or has been held by the Fund, or (ii) is being or has been considered by the Fund or its investment adviser for purchase by the Fund.